(ICON)
Prudential
Municipal
Bond Fund

High Income Series
Insured Series

SEMI
ANNUAL
REPORT
Oct. 31, 1999

(LOGO)

A Message to Our Shareholders                         December 15, 1999
(PHOTO)
Dear Shareholder,
Prudential Municipal Bond Fund--High Income Series' Class A shares posted a negative return of 3.70% during our six-month reporting period ended October 31, 1999. This decline was less severe, however, than the negative 4.48% return posted by the Lipper High Yield Municipal Debt Fund Average. Prudential Municipal Bond Fund--Insured Series' Class A shares posted a negative return of 4.95% during our six-month reporting period ended October 31, 1999. The Fund's return, however, outperformed the Lipper Insured Municipal Debt Fund Average, which posted a negative return of 5.49%.

The following report takes a closer look at developments in debt securities markets during the past six months, and explains how the Fund was positioned accordingly.

One integrated and expanded team
I would like to take this opportunity to tell you about some of the changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's investors and policyholders. This group now manages approximately $135 billion in assets, making it one of the three largest fixed-income money managers in the country. Our expanded depth, breadth, and scale also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools.

To utilize these resources effectively, we recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Municipal Bond Sector team, headed by Evan Lamp, will now be responsible for the day-to-day management of your Prudential Municipal Bond Fund--High Income Series and Insured Series. Many of the investment professionals who supported the management of the Fund in the past, including Peter Allegrini and James Murphy, will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse across all sectors of fixed-income investing.

Sincerely,

John R. Strangfeld
President
Prudential Municipal Bond Fund--High Income Series
Prudential Municipal Bond Fund--Insured Series

Market Review: High Income Series
(PHOTOS)
Team portfolio managers Evan Lamp (Municipal Bond Team Leader) and
Peter Allegrini

Investment Goals and Style
We seek the maximum amount of income that is eligible for exclusion from federal income taxes by investing primarily in noninvestment-grade municipal bonds rated single-B or better by recognized credit-rating agencies such as Standard & Poor's Ratings Group (S&P) or Moody's Investors Service (Moody's), or in unrated bonds that our analysts believe are of comparable quality. There can be no assurance that the Series will achieve its investment objective.

Good performance, poor market
A strong U.S. economy and global economic recovery were the backdrop to an environment that was adverse for most sectors of the bond market during our six-month reporting period. The U.S. economy grew at such a rapid pace that concerns arose that too much money would be chasing too few goods, and would ultimately lead to higher inflation, which erodes the fixed value of bond interest payments. The Federal Reserve raised the Federal funds rate--the rate banks charge each other for overnight loans--once in June and again in August 1999 to slow the rapidly growing U.S. economy, and to reduce imbalances that tend to lead to inflation. Also, due in part to the strong economy, investors felt safer investing their money in growth securities and riskier debt securities. They sold U.S. Treasury holdings and shifted money to these investments and cash, causing Treasury prices to fall and their yields, which move in the opposite direction, to rise. Municipal bonds also suffered as they were swept up in this investment trend.

In this adverse environment, Prudential Municipal Bond Fund--High Income Series was still able to post a return that was ahead of its disappointing competitive benchmark.

Federal Reserve rate hikes and our duration stance
We positioned our Series' duration--the measure of sensitivity that bonds have to interest-rate changes--shorter than average compared to our competitive universe. A shorter duration enables the Series to perform well when debt markets sell off. When the Federal Reserve raised the Federal funds rate twice during our reporting period, it added to the sell-off experienced by many bond markets, including the municipal bond market. Our shorter duration stance helped the Series withstandthe sell-off and subsequent price dip in municipal bonds.

We stayed away from healthcare
The Series was underexposed, compared to other high-income/high-yield bond funds, to bonds in the troubled healthcare sector. This positioning favored the Series since bonds in the healthcare sector continued to perform poorly throughout our reporting period. Their yield spreads widened and their prices fell as the sector continues to adjust to new Medicare and HMO legislation and to increased competition, which are forcing restructuring in the healthcare and hospital systems.

High-yield bonds moved ahead
The high-income/high-yield sector--specifically the non-rated portion of this sector--was one of the better-performing sectors during our reporting period. Prudential Municipal Bond Fund--High Income Series is structured to invest in municipal bonds that provide the highest amount of income without incurring federal income taxes. Therefore, the Series is heavily invested in non-rated high-yield bonds. Yield spreads on high-yield bonds have tightened in relation to U.S. Treasuries, and these issues have also provided some healthy price appreciation. This has helped the Series' return outperform its competitive benchmark, as well as offset some of the losses experienced in other areas of our portfolio.

Looking Ahead
Municipal bonds offer good value
With their demand at a low point, but with their supply holding steady, municipal bonds can be bought cheaply, and offer excellent value in relation to U.S. Treasuries. The U.S. economy remains strong and is showing only modest signs of slowing as we move into the new year.

Continued on page 4

Cumulative Total Returns1                                   As of 10/31/99

                       Six        One        Five           Ten                  Since
                     Months      Year       Years           Years              Inception2
Class A               -3.70%     -2.59%     37.67% (37.41)       N/A              89.31% (88.59)
Class B               -3.82      -2.86      35.12  (34.86)   85.95% (85.07)      134.66  (132.42)
Class C               -3.94      -3.10      33.46  (33.21)       N/A              30.39  (30.14)
Class Z               -3.49      -2.29           N/A             N/A              17.41  (17.30)
Lipper HY Muni
Debt Fd. Avg.3        -4.48      -2.96          35.51            86.73                 ***

Average Annual Total Returns1                                    As of 9/30/99

                       One           Five           Ten                  Since
                       Year          Years          Years              Inception2
Class A               -4.73%      5.99% (5.95)           N/A             6.62% (6.58)
Class B               -7.07       6.08  (6.04)        6.63% (6.58)       7.46  (7.38)
Class C               -4.29       5.76  (5.72)           N/A             5.34  (5.31)
Class Z               -1.59           N/A                N/A             5.84  (5.81)

Distributions and Yields                                        As of 10/31/99

                                               Taxable Equivalent Yield4
         Total Dividends        30-Day              At Tax Rates Of
        Paid for Six Mos.      SEC Yield         36%               39.6%
Class A         $0.31            5.37%             8.39%             8.89%
Class B         $0.30            5.29              8.27              8.76
Class C         $0.28            4.99              7.80              8.26
Class Z         $0.32            5.80              9.06              9.60

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the High Yield Muni Debt Fund category. The Lipper average is unmanaged. High Yield Muni Debt funds invest at least 50% of their assets in lower-rated municipal debt issues.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception returns are 85.03% for Class A, 135.82% for
Class B, 32.17% for Class C, and 14.88% for Class Z, based on all funds in each share class.
-------------------------------------------------------------------------------
                                 1

Market Review: Insured Series
(PHOTOS)
Team portfolio managers Evan Lamp (Municipal Bond Team Leader) and
James Murphy

Investment Goals and Style
We seek the maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital. The Insured Series invests primarily in AAA-rated municipal obligations, municipal obligations, the coupon and principal payments (but not market value) of which are insured by a municipal bond insurance company rated AAA by S&P, Moody's, or other nationally recognized credit-rating agencies, or in U.S. government-backed municipal obligations. The Series may also invest up to 5% of its total assets in municipal obligations rated A/A or Aa/AA by Moody's or S&P. There can be no assurance that the Series will achieve its investment objective.

Our bonds are primarily insured by MBIA Insurance Corp., AMBAC Indemnity Corp., Financial Guaranty Insurance Co., and Financial Security Assurance Inc.

Adding value in a tough market
A continually growing U.S. economy and global economic recovery were the backdrop to an environment that was adverse for most sectors of the bond market during our six-month reporting period. The U.S. economy grew at such a rapid pace that concerns arose that too much money would be chasing too few goods, and would ultimately lead to higher inflation, which erodes the fixed value of bond interest payments. The Federal Reserve raised the Federal funds rate--the rate banks charge each other for overnight loans--once in June and again in August 1999 to slow the rapidly growing U.S. economy, and to reduce imbalances that tend to lead to inflation. Also, in part due to the strong economy, investors felt safer investing their money in growth securities and riskier debt securities. They sold U.S. Treasury holdings and shifted money to these investments and cash, causing Treasury prices to fall and their yields, which move in the opposite direction, to rise. Municipal bonds also suffered as they were swept up in this investment trend.

In this adverse environment, Prudential Municipal Bond Fund-- Insured Series was still able to post a return that was ahead of its disappointing competitive benchmark.

Interest-rate stance
We maintained a shorter, less aggressive interest-rate stance compared to our competitive universe during our six-month reporting period. A shorter interest-rate positioning enables the Series to perform well when debt markets sell off. The Federal Reserve's rate hikes added to the sell-off experienced by many bond markets, including the municipal bond market. We were able to anticipate these moves by the Federal Reserve and our defensive interest-rate stance helped the Series withstand the sell-off and price dip in municipal bonds.

Some bonds were prerefunded
The Series' performance was bolstered when some of the bonds held in its portfolio increased in value after being prerefunded. Bonds that are prerefunded become backed by direct obligations of the U.S. government, which significantly improves their credit quality, shortens their interest-rate sensi-tivity and, in most cases, significantly increases their price. The Series held a relatively large portion of prerefunded bonds in its portfolio, compared to other funds in its competitive universe, helping to provide a higher level of distribution income.
-------------------------------------------------------------------------------
                                2

Discount securities
The Series held municipal discount bonds with good OID protection throughout the reporting period. The Series was underexposed, compared to its competitive universe, to bonds likely to become subject to market discount taxation as rates rise. Market discounts beyond a deminimus amount would subject a new buyer to ordinary income taxation on the market discount upon disposition. This negative tax consequence causes deep discount bonds to become very unattractive as rates rise. The Series held, but eventually sold, positions in some of these discount bonds before they became subject to ordinary income taxation for new buyers, avoiding the accelerated price declines in these bonds.

Continued on page 5

Cumulative Total Returns1                                         As of 10/31/99

                       Six        One          Five           Ten                  Since
                     Months      Year         Years           Years              Inception2
Class A               -4.95%     -4.04%       33.96% (33.70)        N/A             82.12% (80.89)
Class B               -5.06      -4.30        31.47  (31.22)    78.88% (77.33)     119.69  (114.61)
Class C               -5.18      -4.54        29.86  (29.61)        N/A             25.74  (25.50)
Class Z               -4.83      -3.83             N/A              N/A             13.88  (13.77)
Lipper INS Muni
Debt Fd. Avg.3        -5.49      -4.42            32.69            82.22                 ***

Average Annual Total Returns1                                    As of 9/30/99

                       One           Five           Ten                  Since
                       Year          Years          Years              Inception2
Class A                -6.32%     5.28% (5.24)           N/A             6.18% (6.11)
Class B                -8.70      5.39  (5.35)       6.23% (6.13)        6.87  (6.66)
Class C                -5.98      5.08  (5.04)           N/A             4.59  (4.55)
Class Z                -3.31          N/A                N/A             4.76  (4.72)

Distributions and Yields                                         As of 10/31/99

                                               Taxable Equivalent Yield4
         Total Dividends        30-Day              At Tax Rates Of
        Paid for Six Mos.      SEC Yield         36%               39.6%
Class A        $0.25             4.32%             6.75%             7.15%
Class B        $0.25             4.20              6.56              6.95
Class C        $0.23             3.92              6.13              6.49
Class Z        $0.25             4.71              7.36              7.80

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 1/22/90; Class B, 9/17/87; Class C, 8/1/94; Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Insured Muni Debt Fund category. The Lipper average is unmanaged. Insured Muni Debt funds invest at least 65% of their assets in municipal debt issues insured as to timely payment.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception returns are 80.16% for Class A, 130.24% for
Class B, 27.78% for Class C, and 11.09% for Class Z, based on all funds in each share class.
-------------------------------------------------------------------------------
                                3

High Income Series Cont'd.

Continued from page 1

Nonetheless, further rises in the Federal funds rate could benefit fixed-income markets as it would show a commitment to heading off inflation. While the healthcare sector still needs more time to absorb the changes taking place, we will try to identify some of the best value in this sector, given the attractive yield opportunities we can secure from this sector. If these scenarios unfold, they could significantly benefit the Series by bolstering returns and providing safety for your investment.

Additional Performance Tracking Tools

You can access comprehensive information about the performance of your Prudential mutual funds 24 hours a day through our website and automated phone service. At www.prudential.com/investing, you'll find the daily closing values, changes from the previous day, and quarterly performance for all of our retail mutual funds. Other available resources include daily, monthly, and quarterly market commentary.

Prudential is committed to meeting shareholders' needs. That is why we continue to upgrade and make improvements to our website. Please send us your comments about how we can continue to improve our site to meet your needs.

Daily fund values are also a toll-free call away from any touch-tone phone. Call (800) 225-1852 and follow the voice prompts to obtain mutual fund closing values and yields. You can even set up a personalized "watch list" to track specific Prudential mutual funds.

Mutual Fund Automated Service: (800) 225-1852

Main Menu                    Submenus
1. Account information       1. Account balance
                             2. Transactions
                             3. Order forms
2. Prices and yields
3. Transactions
4. Order checks and statements
5. PIN change

Five Largest Issuers
Expressed as a percentage of net assets
as of 10/31/99

Memphis Ctr. City Rev. Fin. Corp.   2.2%
Chicago O'Hare Int'l Airport        1.7
NJ State Trans. Trust Fund Auth.    1.5
Lake Creek Affordable Hsg. Corp.    1.2
Grand River Dam Auth. Rev.          1.2

Portfolio Composition
Expressed as a percentage of total investments as of 10/31/99

Revenue Bonds                       68%
General Obligation Bonds            15
Prerefunded                         10
Miscellaneous                        5
Cash Equivalents                     2

Credit Breakdown
Expressed as a percentage of total investments as of 10/31/99

BB                                   23%
Insured                              21
B                                    19
BBB                                  15
AAA                                  10
AA                                    4
A                                     2
CCC                                   2
Not Rated                             1
Other                                 1
Cash Equivalents                      2
-------------------------------------------------------------------------------
                                  4

Insured Series Cont'd.

Continued from page 3

Looking Ahead
Municipal bonds offer good value
With their demand at a low point, but with their supply holding steady, municipal bonds can be bought cheaply, and offer excellent value in relation to U.S. Treasuries. The U.S. economy remains strong and is showing only modest signs of slowing as we move into the new year. Nonetheless, further short-term rate hikes by the Federal Reserve may lead to longer-term prosperity, and could ultimately benefit long-term fixed-income markets as they underscore the Federal Reserve's commitment to maintaining low inflation. Expectations of sustainable economic growth and low inflation, over the long term, provide a solid backdrop for good market performance.

Five Largest Issuers
Expressed as a percentage of net assets
as of 10/31/99

Chicago Bd. of Ed.                 5.5%
Dist. of Columbia                  3.7
Washington St. Pub. Pwr. Supply    3.4
Austin Com. Util. Rev.             3.2
Houston Wtr. & Swr. Rev. Bd.       2.9

Portfolio Composition
Expressed as a percentage of total investments as of 10/31/99

Revenue Bonds                     60%
General Obligation Bonds          27
Prerefunded                        8
Miscellaneous                      2
Cash Equivalents                   3

Credit Breakdown
Expressed as a percentage of total investments as of 10/31/99

Insured                           87%
AAA                                7
AA                                 4
Cash Equivalents                   2
-------------------------------------------------------------------------------
                               5

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                 Moody's     Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--96.8%
------------------------------------------------------------------------------------------------------------------------------
Arizona--2.6%
Coconino Cnty. Pol. Ctrl. Corp. Rev.,
   Tucson Elec. Pwr., Navajo A, A.M.T.                          B2             7.125%      10/01/32   $  5,000     $    5,150,000
   Tucson Elec. Pwr., Navajo B                                  B2             7.00        10/01/32      1,700          1,756,933
Pima Cnty. Ind. Dev. Auth.,
   Multifam. Mtge. Rev., La Cholla Proj., A.M.T.                NR             8.50         7/01/20      9,515         10,348,609
   Tuscon Elec. Pwr. Co., Ser. A, A.M.T.                        B2             6.10         9/01/25      2,000          1,809,180
   Tuscon Elec. Pwr. Co., Ser. B, A.M.T.                        B2             6.00         9/01/29     10,750          9,652,623
                                                                                                                   --------------
                                                                                                                       28,717,345
------------------------------------------------------------------------------------------------------------------------------
Arkansas--1.1%
Northwest Arkansas Reg'l. Arpt. Auth.
   Rev., A.M.T.                                                 NR             7.00         2/01/10      3,000          3,114,480
   Rev., A.M.T.                                                 NR             7.625        2/01/27      8,400          9,136,512
                                                                                                                   --------------
                                                                                                                       12,250,992
------------------------------------------------------------------------------------------------------------------------------
California--10.0%
Abag Fin. Auth. For Nonprofit Corps. Ref. Amer. Baptist
   Homes., Ser. A                                               BBB(b)          6.20       10/01/27      3,200          3,047,264
Corona Ctfs. of Part., Vista Hosp. Sys. Inc., Ser. C            NR              8.375       7/01/11     10,000          9,321,300
Delano Ctfs. of Part., Reg'l. Med. Ctr., Ser. A                 AAA(b)          9.25        1/01/22      6,620 (c)      7,664,371
Foothill / Eastern Transp. Corridor Agcy. Toll Rd. Rev.         Baa3          Zero          1/15/28     11,700          5,955,417
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth., Twelve
   Bridges                                                      NR              6.20        9/02/25      4,000          3,797,680
Long Beach Harbor Rev. Ref., Ser. A., F.G.I.C., A.M.T.          Aaa             6.00        5/15/19      4,000          4,064,520
Long Beach Redev. Agcy. Hsg.,
   Multifam. Hsg. Rev., Pacific Court Apts.                     NR              6.95        9/01/23      6,195          3,840,900
   Multifam. Hsg. Rev., Pacific Court Apts., Issue B            NR              6.80        9/01/13      3,805          2,359,100
Los Angeles Regl. Arpts. Impvt. Corp., Cont. Air Sublease,
   A.M.T.                                                       NR              9.25        8/01/24     10,095         11,403,918
Orange Cnty. Cmnty. Loc. Trans. Auth., Reg. Linked Savrs.
   & Ribs                                                       Aa3             6.20        2/14/11      7,000          7,479,430
Richmond Redev. Agcy. Rev., Multifam. Bridge Affordable
   Hsg.                                                         NR              7.50        9/01/23     10,000         10,201,500
Roseville Joint Union H.S. Dist.,
   Ser. B, F.G.I.C.                                             Aaa           Zero          8/01/09      1,540            928,882
   Ser. B, F.G.I.C.                                             Aaa           Zero          8/01/11      1,440            760,090
   Ser. B, F.G.I.C.                                             Aaa           Zero          8/01/14      2,220            953,534

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
California (cont'd.)
Sacramento City Fin. Auth. Rev., Tax Alloc., M.B.I.A.           Aaa            Zero        11/01/15   $  5,695     $    2,242,007
Sacramento Cnty. Spec. Tax Rev., Dist. No. 1                    NR             8.25%       12/01/20      4,500 (c)      4,801,095
San Joaquin Hills Trans. Corr. Agcy.,
   Toll Rd. Rev.                                                Aaa           Zero          1/01/14      8,420          3,780,917
   Toll Rd. Rev.                                                Aaa           Zero          1/01/25     10,000          2,214,300
San Luis Obispo Ctfs. of Part., Vista Hosp. Sys., Inc.          NR              8.375       7/01/29      4,000          3,611,920
Santa Margarita/Dana Point Auth., Impvt. Dist.,
   Ser. A, M.B.I.A.                                             Aaa             7.25        8/01/13      1,990          2,333,315
   Ser. B, M.B.I.A.                                             Aaa             7.25        8/01/12      3,000          3,518,700
So. San Francisco Redev. Agcy., Tax Alloc., Gateway Redev.
   Proj.                                                        NR              7.60        9/01/18      2,375 (c)      2,633,020
Turlock Irrigation Dist. Rev., Ser. A, M.B.I.A.                 Aaa             6.25        1/01/12      5,000          5,407,650
Vallejo Cert. of Part., Touro Univ.                             Ba2             7.375       6/01/29      3,500          3,509,100
Victor Valley Union H.S. Dist.,
   Gen. Oblig., M.B.I.A.                                        Aaa           Zero          9/01/12      3,605          1,789,558
   Gen. Oblig., M.B.I.A.                                        Aaa           Zero          9/01/14      4,740          2,049,766
   Gen. Oblig., M.B.I.A.                                        Aaa           Zero          9/01/16      3,990          1,501,277
                                                                                                                   --------------
                                                                                                                      111,170,531
------------------------------------------------------------------------------------------------------------------------------
Colorado--3.8%
Denver Urban Ren. Auth. Tax,
   Inc. Rev.                                                    NR              7.50        9/01/04      2,840          2,975,326
   Inc. Rev.                                                    NR              7.75        9/01/16      4,000          4,373,840
Denver Co. Hlth & Hosp. Rev., Ser. A                            Baa2            5.375      12/01/28      5,000          4,109,800
E-470 Pub. Hway. Auth. Revenue Cap. Apprec., Sr. Ser. B         Aaa           Zero          9/01/25     20,800          4,230,096
Lake Creek Affordable Hsg. Corp. Multifamily Rev.,
   Ser. A                                                       NR              6.25       12/01/23     13,215         12,447,869
   Ser. B                                                       NR              7.00       12/01/23      1,050            991,778
San Migual Cnty., Mountain Vlge. Met. Dist.                     NR              8.10       12/01/11      3,200 (c)      3,530,474
Superior Met. Dist. No. 1, Wtr. & Swr. Rev.                     NR              8.50       12/01/13      8,900          9,562,872
                                                                                                                   --------------
                                                                                                                       42,222,055
------------------------------------------------------------------------------------------------------------------------------
Connecticut--1.4%
Connecticut St. Dev. Auth. Mystic Marinelife Aquarium
   Proj. Rev.                                                   NR              7.00       12/01/27      2,000          2,021,280
Connecticut St. Dev. Auth. Pollutn. Ctl. Rev.,
   Ref. Connecticut Light & Pwr., A.M.T.                        Ba1             5.95        9/01/28      6,000          5,382,600
Connecticut St. Dev. Auth. Swr., Netco Waterbury Ltd.           NR              9.375       6/01/16      7,300          8,250,533
                                                                                                                   --------------
                                                                                                                       15,654,413

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
District of Columbia--1.0%
Dist. of Columbia Ref., Ser. B., M.B.I.A.                       Aaa             6.00%       6/01/20   $  2,000     $    2,004,580
Dist. of Columbia Rev., Nat'l. Public Radio                     NR              7.625       1/01/18      8,800          9,242,112
                                                                                                                   --------------
                                                                                                                       11,246,692
------------------------------------------------------------------------------------------------------------------------------
Florida--4.9%
Bayside Impt. Cmmty. Dev. Dist., Ser. B                         NR              6.375       5/01/18      1,020            963,482
Crossings At Fleming Island Cmnty. Dev. Dist., Clay City        NR              8.25        5/01/16      7,550          8,035,692
Florida Hsg. Fin. Agcy., Palm Aire Proj., Multifam. Mtge.
   Rev., A.M.T.                                                 NR            Zero          1/01/20      9,102          9,102,171
Florida Hsg. Fin. Corp. Rev.,
   Cypress Trace Apts., Ser. G, A.M.T.                          NR              6.60        7/01/38      4,750          4,493,357
   Westchase Apts., Ser. B A.M.T.                               NR              6.61        7/01/38      4,000          3,784,080
Martin Cnty. Ind. Dev. Auth. Rev., Indiantown Cogen.
   Proj.,
   Ser. A, A.M.T.                                               Baa3            7.875      12/15/25      7,000          7,118,090
No. Springs Impvt. Dist. Wtr. Mgt.,
   Ser. A                                                       NR              8.20        5/01/24      1,910 (c)      2,140,059
   Ser. A                                                       NR              8.30        5/01/24      1,680          1,799,230
Northern Palm Beach Cnty. Impt. Ref., Wtr. Ctl. & Impt.
   Unit Dev.                                                    NR              6.00        8/01/10      2,815          2,683,962
Orlando Util. Comm., Wtr. & Elec. Rev., Ser. D                  Aa2             6.75       10/01/17      2,000          2,217,740
Palm Beach Cnty. Hsg. Auth., Banyan Club Apts.                  NR              7.75        3/01/23      4,380          4,647,530
Sarasota Hlth. Facs., Kobernick Hsg. Meadow Park Proj.          Aaa            10.00        7/01/22      6,705 (c)      7,679,639
                                                                                                                   --------------
                                                                                                                       54,665,032
------------------------------------------------------------------------------------------------------------------------------
Georgia--3.8%
Atlanta Arpt. Facs. Rev., M.B.I.A., A.M.T.                      Aaa           Zero          1/01/10      2,000          1,098,960
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ. Dorm.
   Proj.                                                        NR              9.25        6/01/10      4,025 (c)      4,235,507
Augusta Hsg. Auth. Emerald Coast Hsg., Ser. A                   NR              7.50        8/01/34      8,400          8,255,940
Effingham Cnty. Dev. Auth., Ft. Howard Corp.                    Baa2            7.90       10/01/05     10,000         10,256,600
Fulton Cnty. Wtr. & Swr. Rev., F.G.I.C.                         Aaa             6.375       1/01/14      6,000          6,523,709
Henry Cnty. Wtr. & Swg. Auth. Rev., A.M.B.A.C.                  Aaa             6.15        2/01/20      3,000          3,112,920
Rockdale Cnty. Dev. Auth., Solid Wste. Disp. Rev.               NR              7.50        1/01/26      8,100          8,297,802
                                                                                                                   --------------
                                                                                                                       41,781,438
------------------------------------------------------------------------------------------------------------------------------
Hawaii--0.6%
Hawaii Cnty. Impvt. Dist. No. 17                                NR              9.50        8/01/11      6,055          6,357,689

--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Illinois--7.4%
Chicago Brd. of Edl.,
   Cap. Apprec. Ref. Schl., Ser. A, F.G.I.C.                    Aaa            Zero        12/01/20   $  5,745     $    1,565,800
   Lease Ctfs., Ser. A, M.B.I.A.                                Aaa            6.00%        1/01/20     10,000         10,080,700
   Ref. Schl., Ser. A, F.G.I.C.                                 Aaa             5.25       12/01/23      4,775          4,293,536
Chicago O'Hare Int'l. Arpt.,
   Amer. Airlines Proj., Ser. B                                 Baa1            8.20       12/01/24      1,000          1,128,960
   United Airlines, Ser. B, A.M.T.                              Baa2            8.45        5/01/07      6,000          6,203,820
   United Airlines, Ser. B, A.M.T.                              Baa2            8.50        5/01/18      6,500          6,725,680
   United Airlines, Ser. B                                      Baa2            8.85        5/01/18      2,585          2,745,968
   United Airlines, Ser. B, A.M.T.                              Baa2            8.95        5/01/18      2,225          2,362,305
Chicago Pub. Bldg., Comm. Rev., Ser. A, M.B.I.A.                Aaa             7.00        1/01/20      6,530          7,386,671
Hennepin Ind. Dev. Rev., Exolon-Esk Co. Proj.                   NR              8.875       1/01/18      7,900          8,521,098
Illinois St. Hlth. Facs. Auth. Rev.,
   Midwest Physician Group Ltd. Proj.                           BBB-(b)         8.10       11/15/14      2,935 (c)      3,401,460
   Midwest Physician Group Ltd. Proj.                           BBB-(b)         8.125      11/15/19      3,285 (c)      3,810,534
Illinois, Ser. K, A.M.B.A.C.                                    Aaa             6.25        1/01/13      5,000          5,299,500
Kane & De Kalb Cntys. Sch.,
   Dist. No. 301, Cap. Apprec., A.M.B.A.C.                      Aaa           Zero         12/01/11      3,360          1,701,202
   Dist. No. 301, Cap. Apprec., A.M.B.A.C.                      Aaa           Zero         12/01/13      4,065          1,789,291
Metropolitan Pier & Exposition Auth. Dedicated St Tax
   Rev., F.G.I.C.                                               Aaa           Zero          6/15/29     22,575          3,614,032
Vlge. of Robbins, Cook Cnty. Robbins Res. Rec., A.M.T.          NR              8.375      10/15/16     14,000          7,455,000
Winnebago Cnty. Hsg. Auth., Park Tower Assoc., Sec. 8           NR              8.125       1/01/11      3,704          3,782,511
                                                                                                                   --------------
                                                                                                                       81,868,068
------------------------------------------------------------------------------------------------------------------------------
Indiana--2.0%
Bluffton Econ. Dev. Rev., Kroger Co. Proj.                      Baa3            7.85        8/01/15      7,500          8,043,225
Indianapolis Int'l. Arpt. Auth. Rev., Federal Express
   Corp. Proj., A.M.T.                                          Baa2            7.10        1/15/17      6,000          6,390,540
Wabash Econ. Dev. Rev. Bonds, Connell Ltd., A.M.T.              NR              8.50       11/24/17      7,250          7,688,987
                                                                                                                   --------------
                                                                                                                       22,122,752
------------------------------------------------------------------------------------------------------------------------------
Iowa--2.6%
City of Cedar Rapids Rev.,
   1st Mtge., Cottage Grove Place Proj.                         Aaa             9.00        7/01/18      9,375 (c)     11,399,906
   1st Mtge., Cottage Grove Place Proj.                         Aaa             9.00        7/01/25      4,435 (c)      5,392,916
Iowa St. Fin. Auth., Hlth. Care Facs. Rev., Mercy Hlth.
   Initiatives Proj.                                            NR              9.25        7/01/25     10,000         12,277,100
                                                                                                                   --------------
                                                                                                                       29,069,922

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Kentucky--0.8%
Kentucky St. Tpke. Auth. Rev., F.G.I.C.                         Aaa            Zero         1/01/10   $  8,250     $    4,741,357
Owensboro Elec. Lt. & Pwr. Rev.,
   Ser. B, A.M.B.A.C.                                           Aaa            Zero         1/01/14      5,000          2,187,200
   Ser. B, A.M.B.A.C.                                           Aaa           Zero          1/01/16      6,650          2,524,407
                                                                                                                   --------------
                                                                                                                        9,452,964
------------------------------------------------------------------------------------------------------------------------------
Louisiana--2.1%
Hodge Util. Rev., Stone Container Corp., A.M.T.                 NR              9.00%       3/01/10      7,000          7,193,830
New Orleans Home Mtge. Auth. Rev., Sngl. Fam. Mtge., Ser.
   A, G.N.M.A., A.M.T.                                          Aaa             8.60       12/01/19      1,670 (f)      1,704,335
New Orleans Ind. Dev. Rev.                                      BBB+(b)         8.75       10/01/19      3,600          4,050,072
New Orleans, Gen Oblig., Cap. Apprec., A.M.B.A.C.               Aaa           Zero          9/01/18      3,090            987,131
St. Charles Parish Poll. Ctrl. Rev., Pwr. & Lt. Co., Ser.
   1989                                                         Baa3            8.00       12/01/14      3,500          3,617,005
West Feliciana Parish Poll. Ctrl. Rev., Gulf St. Util. Co.
   Proj.                                                        NR              9.00        5/01/15      5,250          5,504,153
                                                                                                                   --------------
                                                                                                                       23,056,526
------------------------------------------------------------------------------------------------------------------------------
Maryland--1.3%
Northeast Wste. Disp. Auth.,
   Sludge Comp. Fac.                                            NR              7.25        7/01/07      3,457          3,626,600
   Sludge Comp. Fac., A.M.T.                                    NR              8.50        7/01/07      2,880          3,095,885
Washington Sub. San. Dist.
   Ref., Gen. Const.                                            Aa1             6.00        6/01/18      3,705          3,801,145
   Ref., Gen. Const.                                            Aa1             6.00        6/01/19      3,940          4,045,277
                                                                                                                   --------------
                                                                                                                       14,568,907
------------------------------------------------------------------------------------------------------------------------------
Massachusetts--3.3%
Boston Ind. Dev. Fin. Auth. Rev.,
   First Mtge. Springhouse Proj.                                Aaa             9.25        7/01/15      7,795 (c)      9,378,320
   First Mtge. Springhouse Proj.                                NR              6.00        7/01/28      4,000          3,470,160
Mass. Bay Trans. Auth., Gen. Trans. Sys., Ser. A, F.G.I.C.      Aaa             7.00        3/01/21      7,500          8,493,150
Mass. St. Coll. Bldg. Proj. and Ref. Bonds                      Aa3             7.50        5/01/14      1,750          2,073,838
Mass. St. Hlth. & Edl. Facs. Auth. Rev., Cardinal Cushing
   Gen. Hosp.                                                   NR              8.875       7/01/18      7,500          7,715,325
Randolph Hsg. Auth., Multifam. Hsg., Liberty Place Proj.
   A, Ser. A                                                    NR              9.00       12/01/21      5,810          5,813,390
                                                                                                                   --------------
                                                                                                                       36,944,183

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Michigan--4.7%
Grand Rapids Dev. Auth.
   Cap. Apprec., M.B.I.A.                                       Aaa            Zero         6/01/10   $  3,000     $    1,681,980
   Cap. Apprec., M.B.I.A.                                       Aaa            Zero         6/01/11      3,160          1,658,652
   Cap. Apprec., M.B.I.A.                                       Aaa           Zero          6/01/12      3,000          1,471,350
Gratiot Cnty. Econ. Dev. Corp., Danley Die Proj. Connell
   L.P.                                                         NR              7.625%      4/01/07      3,200          3,343,776
Holland Sch. Dist., Cap. Apprec., A.M.B.A.C.                    Aaa           Zero          5/01/17      2,950          1,026,895
Lowell Area Sch., F.G.I.C.                                      Aaa           Zero          5/01/14      5,000          2,139,050
Michigan St. Hosp. Fin. Auth. Rev., Saratoga Cmnty. Hosp.       NR              8.75        6/01/10      5,760 (c)      6,346,253
Michigan St. Strategic Fd. Res. Recovery Ltd. Oblig. Rev.,
   Central Wayne Energy Rec. A                                  NR              7.00        7/01/27      6,500          6,330,350
   Central Wayne Energy Rec. A, A.M.T.                          NR              6.90        7/01/19      1,500          1,450,080
Michigan Strategic Fund, Great Lakes Pulp & Fiber Proj.         NR              7.756      12/01/27     13,949          9,764,116
Michigan Strategic Fund, Solid Wste. Disp., Gennese Pwr.
   Station, A.M.T.                                              NR              7.50        1/01/21     10,000         10,409,900
Wayne Cnty. Bldg. Auth., Ser. A, A.M.T.                         A3              8.00        3/01/17      3,500 (c)      3,834,285
West Ottawa Sch. Dist.,
   F.G.I.C.                                                     Aaa           Zero          5/01/15      4,825          1,917,745
   F.G.I.C.                                                     Aaa           Zero          5/01/18      3,000            977,910
                                                                                                                   --------------
                                                                                                                       52,352,342
------------------------------------------------------------------------------------------------------------------------------
Mississippi--1.1%
Mississippi Bus. Fin. Corp. Pollutn. Ctl. Rev., Sys. Engy.
   Res., Inc.                                                   Ba1             5.875       4/01/22     13,600         11,985,136
------------------------------------------------------------------------------------------------------------------------------
Missouri--1.7%
Bridgeton Ind. Dev. Auth. Sr. Hsg. Rev., Sarah Cmnty.
   Proj.                                                        NR              5.90        5/01/28      4,000          3,435,880
Sikeston Elec. Rev. Ref., M.B.I.A.                              Aaa             6.00        6/01/15      3,500          3,607,275
St. Louis Cnty. Ind. Dev. Auth. Rev., Soemm Proj., A.M.T.       NR             10.25        7/01/08      1,910          1,914,202
St. Louis Cnty. Reg. Conv. & Sports Comp., Ser. C               Aaa             7.90        8/15/21      8,820 (c)      9,849,206
                                                                                                                   --------------
                                                                                                                       18,806,563
------------------------------------------------------------------------------------------------------------------------------
Nebraska--0.2%
Kearney Ind. Dev. Rev., Cap. Apprec., Great Platte Rvr.
   Rd.                                                          NR            Zero          1/01/17      4,000          2,008,920
------------------------------------------------------------------------------------------------------------------------------
New Hampshire--0.9%
New Hampshire Higher Edl. & Hlth. Facs. Auth. Rev.,
   Antioch College                                              NR              7.875      12/01/22      5,180          5,551,924
New Hampshire St. Bus. Pollutn. Ref., Pub. Svc. Co.,
   A.M.T.                                                       Ba3             6.00        5/01/21      5,000          4,543,550
                                                                                                                   --------------
                                                                                                                       10,095,474

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New Jersey--7.6%
Hudson Cnty. Impvt. Auth. Rev., A.M.T.                          BBB-(b)        6.125%       1/01/29   $  3,000     $    2,795,400
New Jersey Econ. Dev. Auth. Rev.,
   Continental Airlines, Inc. Proj.                             Ba2            6.25         9/15/29     10,000          9,311,900
   Development Rev.                                             NR             Zero         4/01/12      1,115            487,043
   Fellowship Vlge., Proj. A                                    Aaa            9.25         1/01/25     11,500 (c)     13,947,775
   Kaplowski Rd., Ser. A                                        NR             6.375        4/01/31      7,000          6,737,290
   Ref. Newark Arpt. Marriot Hotel                              NR             7.00        10/01/14      3,800          3,969,784
New Jersey Hlthcare Facs., Fin. Auth. Rev.                      NR             8.00         7/01/27      5,000          5,061,100
New Jersey St. Edl. Facs. Auth. Rev., Felician College Of
   Lodi,
   Ser. D                                                       NR             7.375       11/01/22      4,000          4,128,960
New Jersey St. Ref., Ser. E                                     Aa1            6.00         7/15/10     10,000         10,666,700
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.               Aaa            6.50         1/01/16     11,000         11,959,750
New Jersey St. Trans. Trust Fund Auth., Trans. Sys.,
   M.B.I.A.                                                     Aaa            6.50         6/15/11     14,500         15,941,880
                                                                                                                   --------------
                                                                                                                       85,007,582
------------------------------------------------------------------------------------------------------------------------------
New Mexico--0.4%
Farmington Pollutn. Ctrl. Rev.,
   Ref., Pub. Svc. Co. A                                        Baa3            5.80        4/01/22      1,500          1,335,660
   Ref., Pub. Svc. Co. B                                        Baa3            5.80        4/01/22      3,000          2,671,320
                                                                                                                   --------------
                                                                                                                        4,006,980
------------------------------------------------------------------------------------------------------------------------------
New York--4.7%
Met. Trans. Auth. Facs. Rev., Ser. N, F.G.I.C.                  Aaa           Zero          7/01/13      8,340          3,852,246
New York City Ind. Dev. Agcy.,
   Bklyn. Navy Yard Cogen Partners, A.M.T.                      Baa3            6.20       10/01/22      9,175          8,939,203
   Civic Touro College Proj., Ser. A                            Ba2             6.35        6/01/29      5,600          5,273,464
   Mesorah Pub. Ltd., A.M.T.                                    NR             10.25        3/01/19      1,819          1,874,861
   Visy Paper Inc. Proj., A.M.T.                                NR              7.95        1/01/28      4,000          4,257,680
New York St. Dorm. Auth. Rev.,
   Colgate Univ., M.B.I.A.                                      Aaa             6.00        7/01/21      3,350          3,415,090
   Comm. College, Ser. A                                        BBB+(b)         5.00        7/01/28      4,275          3,546,369
   Memorial Sloan Kettering Cancer Ctr., M.B.I.A.               Aaa             5.75        7/01/20      5,000          4,928,250
New York, G.O.,
   Prerefunded, Ser. I                                          A3              6.25        4/15/27      1,735 (c)      1,886,292
   Unrefunded Balance, Ser. I                                   A3              6.25        4/15/27      1,265          1,275,639

--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New York (cont'd.)
New York, N.Y.C. Ind. Dev. Agcy. Rev., Ref. LaGuardia
   Assoc. L.P. Proj.                                            NR              6.00%      11/01/28   $  4,000     $    3,677,680
Port Auth. of New York & New Jersey, USAir LaGuardia
   Arpt., A.M.T.                                                Ba2             9.125      12/01/15      4,000          4,225,840
Rockland Cnty. Ind. Dev. Agcy. Rev.,
   Dominican Coll. Proj.                                        NR              5.90        5/01/10      2,090          1,981,884
   Dominican Coll. Proj.                                        NR              6.25        5/01/28      3,000          2,716,950
                                                                                                                   --------------
                                                                                                                       51,851,448
------------------------------------------------------------------------------------------------------------------------------
North Dakota--1.0%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C                Aaa             7.20        6/30/13     10,000         11,496,800
------------------------------------------------------------------------------------------------------------------------------
Ohio--4.0%
Cleveland Pub. Pwr. Sys. Rev.,
   1st Mtge., M.B.I.A.                                          Aaa           Zero         11/15/12      1,000            480,400
   1st Mtge., M.B.I.A.                                          Aaa           Zero         11/15/13      1,500            671,985
   1st Mtge., Ser. A, M.B.I.A., A.M.T.                          Aaa           Zero         11/15/09      3,000          1,754,940
Franklin Cnty. Hosp. Rev., Senior Doctors Hlth. Corp.           Baa3            5.60       12/01/28     10,000          8,393,500
Mahoning Valley San. Dist. Wtr. Rev.                            NR              7.75        5/15/19      8,000          8,457,120
Ohio St. Air Quality Dev. Auth. Ref., Amt. Coll. Poll.
   Ctrl., Ser. A                                                Ba1             6.10        8/01/20      3,000          2,778,840
Ohio St. Solid Wste. Rev.,
   Cscltd. Proj., A.M.T.                                        NR              8.50        8/01/22      7,000          6,810,090
   Rep. Eng. Steels Inc., A.M.T.                                NR              9.00        6/01/21      2,250          2,330,168
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs., 1st Mtge.,
   Toledo Edison, A.M.T.                                        Ba2             8.00       10/01/23      5,500          5,943,190
Stark Cnty. Hlthcare. Facs. Rev., Rose Lane Inc. Proj.          NR              9.00       12/01/23      6,135 (c)      7,051,998
                                                                                                                   --------------
                                                                                                                       44,672,231
------------------------------------------------------------------------------------------------------------------------------
Oklahoma--1.9%
Grand River Dam Auth. Rev., A.M.B.A.C.                          Aaa             6.25        6/01/11     12,000         12,923,160
Oklahoma Dev. Fin. Auth. Rev. Ref. Hlthcare., Ser. A            Baa2            5.625       8/15/29      4,000          3,293,640
Tulsa Ind. Dev. Auth., Univ. of Tulsa, Ser. A, M.B.I.A.         Aaa             6.00       10/01/16      4,250 (f)      4,354,465
                                                                                                                   --------------
                                                                                                                       20,571,265
------------------------------------------------------------------------------------------------------------------------------
Oregon--0.7%
Klamath Falls Elec. Rev. Ref., Sr. Lien                         NR              6.00        1/01/25      8,250          7,541,903

--------------------------------------------------------------------------------
See Notes to Financial Statements.     13

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--4.2%
Allegheny Cnty. Hosp. Rev., West Penn. Hosp. Hlth. Ctr.         NR              8.50%       1/01/20   $  2,800     $    2,892,540
Beaver Cnty. Penn. Ind. Dev. Auth. Pollution Ctrl. Rev.         Baa3            4.65        6/01/33      4,000          3,858,840
Berks Cnty. Mun. Auth. Rev., Alvernia Coll. Proj.               NR              7.75       11/15/16      5,240          5,567,762
Dauphin Cnty. Gen. Auth. Hosp. Rev., NW Med. Ctr. Proj.         BBB-(b)         8.625      10/15/13      6,145          6,868,758
Philadelphia Auth., Ind. Dev. Rev.                              NR              7.75       12/01/17      5,000          5,357,550
Philadelphia Hosps. & Higher Ed. Facs. Auth. Rev.,
   Grad. Hlth. Sys.                                             Ca              7.00        7/01/05      2,500            925,000
   Grad. Hlth. Sys.                                             Ca              7.25        7/01/18      3,435          1,270,950
   Grad. Hlth. Sys., Ser. A.                                    Ca              6.25        7/01/13      3,050          1,128,500
Philadelphia Wtr. & Wstewtr. Auth. Rev.,
   M.B.I.A.                                                     Aaa             6.25        8/01/10      2,500          2,681,950
   M.B.I.A.                                                     Aaa             6.25        8/01/12      3,000          3,201,180
Somerset Cnty. Hosp. Auth. Rev.,
   Hlthcare 1st Mtge.                                           NR              8.40        6/01/09      2,055          2,196,446
   Hlthcare 1st Mtge.                                           NR              8.50        6/01/24      8,805          9,420,029
Wilkes Barre Gen. Mun. Auth. Coll. Rev., Misericordia
   Coll., Ser. A                                                NR              7.75       12/01/12      1,245          1,307,711
                                                                                                                   --------------
                                                                                                                       46,677,216
------------------------------------------------------------------------------------------------------------------------------
Rhode Island--1.0%
Rhode Island Redev. Agcy., Ser. A                               NR              8.00        9/01/24     10,305         10,861,161
------------------------------------------------------------------------------------------------------------------------------
South Carolina--1.0%
So. Carolina Jobs Econ. Dev.,
   1st Mtge. Lutheran Homes                                     NR              6.625       5/01/28      5,000          4,639,650
   Solid Wste. Recycling Facs. Rev.                             NR              9.00       12/01/11      2,000          1,985,360
So. Carolina St. Hsg. Fin. & Dev. Auth., Homeownership
   Mtge. A.M.T.                                                 Aa2             7.75        7/01/22      4,345          4,465,574
                                                                                                                   --------------
                                                                                                                       11,090,584
------------------------------------------------------------------------------------------------------------------------------
South Dakota--0.7%
Education Lns. Inc. Student Ln. Rev., A.M.T.                    A2              5.60        6/01/20      3,300          3,002,835
So. Dakota Econ. Dev. Fin. Auth., Dakota Park, A.M.T.           NR             10.25        1/01/19      4,855          4,978,366
                                                                                                                   --------------
                                                                                                                        7,981,201
------------------------------------------------------------------------------------------------------------------------------
Tennessee--2.8%
Memphis Center City Rev. Fin. Corp., Ser. B                     NR              6.50        9/01/28     26,000         24,385,920
Rutherford Cnty. Hlth. & Edl. Facs. Brd., 1st Mtge. Rev.        NR              9.50       12/01/19      7,300          6,957,216
                                                                                                                   --------------
                                                                                                                       31,343,136

--------------------------------------------------------------------------------
See Notes to Financial Statements.     14

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Texas--3.4%
Austin Rev., Ref. Sub. Lien, M.B.I.A.                           Aaa             5.25%       5/15/25   $  5,000     $    4,512,900
Beaumont Hsg. Fin. Corp., Sngl. Fam. Mtge. Rev.                 A               9.20        3/01/12      1,045          1,122,727
Houston Wtr. & Swr. Sys. Rev., Ser. C, A.M.B.A.C.               Aaa           Zero         12/01/10      5,000          2,716,000
Katy Texas Dev. Auth. Rev., Tax Increment Contract, Ser. B      NR              6.00        6/01/18      4,000          3,712,560
Keller Ind. Sch. Dist., Cap. Apprec. Ref., Ser. A,
   P.S.F.G.                                                     Aaa           Zero          8/15/17      4,075          1,379,632
Meadow Parc Dev. Inc. Multifamily Rev. Hsg. Meadow Proj.        NR              6.50       12/01/30      5,000          4,666,650
New Braunfels Ind. Sch. Dist.,
   Cap. Apprec., P.S.F.G.                                       Aaa           Zero          2/01/08      2,365          1,522,090
   Cap. Apprec., P.S.F.G.                                       Aaa           Zero          2/01/09      2,365          1,433,900
   Cap. Apprec., P.S.F.G.                                       Aaa           Zero          2/01/12      2,365          1,176,398
Round Rock Ind. Sch. Dist., Gen. Oblig., M.B.I.A.               Aaa           Zero          8/15/11      4,385          2,265,072
San Antonio Elec. & Gas Rev.,
   F.G.I.C.                                                     Aaa           Zero          2/01/09      5,000          3,045,200
   F.G.I.C., Ser. B                                             Aaa           Zero          2/01/12      7,500          3,752,925
Texas Mun. Pwr. Agcy. Rev., M.B.I.A.                            Aaa           Zero          9/01/15     17,300          6,699,598
                                                                                                                   --------------
                                                                                                                       38,005,652
------------------------------------------------------------------------------------------------------------------------------
Utah--0.5%
Carbon Cnty. Solid Wste. Disp. Rev. Ref., Laidlaw
   Environmental, Ser. A, A.M.T.                                NR              7.45        7/01/17      1,500          1,562,580
Tooele Cnty Poll. Ctrl. Rev. Ref., Laidlaw Environmental,
   Ser. A, A.M.T.                                               NR              7.55        7/01/27      4,000          4,190,480
                                                                                                                   --------------
                                                                                                                        5,753,060
------------------------------------------------------------------------------------------------------------------------------
Virginia--1.9%
Loudoun Cnty. Ind. Dev. Auth., Rev.                             NR              7.125       9/01/15      2,000          2,090,640
Norfolk Redev. & Hsg. Auth., Multifam. Rental Hsg. Fac.
   Rev., A.M.T.                                                 NR              8.00        9/01/26      6,000          5,934,300
Pittsylvania Cnty. Ind. Dev. Auth. Rev. Multitrade, A.M.T.      NR              7.55        1/01/19      9,000          9,454,410
Pocahontas Pkwy. Assoc. Toll Rd. Rev.,
   Cap. Apprec., Ser. B                                         Baa3          Zero          8/15/16      7,000          2,229,500
   Cap. Apprec., Ser. C                                         Ba1           Zero          8/15/16      3,300          1,027,422
                                                                                                                   --------------
                                                                                                                       20,736,272
------------------------------------------------------------------------------------------------------------------------------
Washington--2.2%
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.                             Aaa           Zero          2/01/10        870            493,281
   King City, Oblig. Rev., M.B.I.A.                             Aaa           Zero          2/01/11      1,200            636,756

--------------------------------------------------------------------------------
See Notes to Financial Statements.     15

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Washington (cont.d)
Bellevue Conv. Ctr. Auth.,
   King City, Oblig. Rev., M.B.I.A.                             Aaa            Zero         2/01/12   $  1,300     $      644,332
   King City, Oblig. Rev., M.B.I.A.                             Aaa            Zero         2/01/14      1,385            597,932
Thurston Cnty. Sch. Dist. 333,
   F.G.I.C.                                                     Aaa           Zero         12/01/12      6,830          3,239,811
   F.G.I.C., Ser. B                                             Aaa           Zero         12/01/11      6,415          3,259,461
Washington St. Ref., Ser R-97A                                  Aa1           Zero          7/01/16      7,000          2,570,540
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. B                                  Aa1             7.25%       7/01/09      5,000          5,600,400
   Nuclear Proj. No. 3, M.B.I.A.                                Aaa           Zero          7/01/17      5,000          1,699,600
   Nuclear Proj. No. 3, Ser. B, M.B.I.A.                        Aaa             7.125       7/01/16      5,000          5,666,700
                                                                                                                   --------------
                                                                                                                       24,408,813
------------------------------------------------------------------------------------------------------------------------------
West Virginia--0.8%
So. Charleston Ind. Dev. Rev., Union Carbide Chem. &
   Plastics Co., A.M.T.                                         Baa2            8.00        8/01/20      2,450          2,538,837
Weirton Poll. Ctrl. Rev., Weirton Steel Proj.                   B2              8.625      11/01/14      3,000          2,855,250
West Virginia St. Pkwys. Econ. Dev. & Tourism Auth.,
   F.G.I.C.                                                     Aaa             7.525       5/16/19      3,250 (d)      3,152,500
                                                                                                                   --------------
                                                                                                                        8,546,587
------------------------------------------------------------------------------------------------------------------------------
Wisconsin--0.8%
Oconto Falls Cmnty. Dev. Auth. Dev. Rev., Oconto Falls
   Tissue, Inc. Proj., A.M.T.                                   NR              7.75       12/01/22      4,000          3,958,656
Wisconsin St. Health & Edl. Fac.,
   Ser. A                                                       A-(b)           5.60        2/15/29      3,000          2,565,030
   Ser. B                                                       A-(b)           5.625       2/15/29      3,000          2,574,540
                                                                                                                   --------------
                                                                                                                        9,098,226
                                                                                                                   --------------
Total long-term investments (cost $1,079,885,611)                                                                   1,076,048,061
                                                                                                                   --------------
SHORT-TERM INVESTMENTS--1.1%
------------------------------------------------------------------------------------------------------------------------------
Georgia--0.3%
Burke Cnty. Dev. Auth., Georgia Pwr. Co.                        VMIG1           3.50       11/01/99      2,700          2,700,000
------------------------------------------------------------------------------------------------------------------------------
Texas--0.3%
Brazos River Harbor Nav. Dist. Rev.,
   Dow Chemical Co., Ser. 93, F.R.D.D., A.M.T.                  A1              3.65       11/01/99      1,000          1,000,000
   Dow Chemical Co., Ser. 97, F.R.D.D., A.M.T.                  NR              3.65       11/01/99      1,000          1,000,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                                      Principal
                                                                  Moody's    Interest     Maturity     Amount          Value
Description (a)                                                   Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Texas (cont'd.)
Lower Neches Valley Auth. Adjust., Mobil Oil Refining
   Corp. Proj.                                                  NR              3.60%      11/01/99   $  1,600     $    1,600,000
                                                                                                                   --------------
                                                                                                                        3,600,000
------------------------------------------------------------------------------------------------------------------------------
Washington--0.5%
Washington Hsg. Fin. Comm., Wandering Creek Proj.,
   F.R.D.D., Ser. 95                                            VMIG1           3.70       11/01/99      5,300          5,300,000
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------
                                                                                         Expiration
OUTSTANDING CALL OPTIONS PURCHASED(h)                                                       Date      Contracts
                                                                                         ----------   ---------
U.S. Treasury Bonds, expiring March 2000 at $98                                             3/22/00        400            318,750
                                                                                                                   --------------
Total short-term investments (cost $12,025,375)                                                                        11,918,750
                                                                                                                   --------------
------------------------------------------------------------------------------------------------------------------------------
Total Investments--97.9%
   (cost $1,091,910,986; Note 4)                                                                                    1,087,966,811
Other assets in excess of liabilities--2.1%                                                                            23,557,985
                                                                                                                   --------------
Net Assets--100%                                                                                                   $1,111,524,796
                                                                                                                   --------------
                                                                                                                   --------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Demand Note (g)
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at year end.
(e) Issuer in default of interest payment. Non-income producing security.
(f) All or partial principal amount segregated as initial margin on financial futures contracts.
(g) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(h) Non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities (Unaudited)  HIGH INCOME SERIES
--------------------------------------------------------------------------------

Assets                                                                                                        October 31, 1999
Investments, at value (cost $1,091,910,986)...............................................................      $ 1,087,966,811
Interest receivable.......................................................................................           21,486,225
Receivable for investments sold...........................................................................           10,220,033
Receivable for Series shares sold.........................................................................            1,225,359
Other assets..............................................................................................               29,218
                                                                                                                ----------------
   Total assets...........................................................................................        1,120,927,646
                                                                                                                ----------------
Liabilities
Bank overdraft............................................................................................              128,408
Payable for investments purchased.........................................................................            3,512,189
Payable for Series shares reacquired......................................................................            2,552,392
Dividends payable.........................................................................................            1,901,117
Management fee payable....................................................................................              469,733
Due from broker - variation margin........................................................................              393,750
Distribution fee payable..................................................................................              369,785
Accrued expenses..........................................................................................               75,476
                                                                                                                ----------------
   Total liabilities......................................................................................            9,402,850
                                                                                                                ----------------
Net Assets................................................................................................      $ 1,111,524,796
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................      $     1,059,245
   Paid-in capital in excess of par.......................................................................        1,141,628,323
                                                                                                                ----------------
                                                                                                                  1,142,687,568
   Accumulated net realized loss on investments...........................................................          (26,838,909 )
   Net unrealized depreciation of investments.............................................................           (4,323,863 )
                                                                                                                ----------------
Net assets, October 31, 1999..............................................................................      $ 1,111,524,796
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($506,477,961 / 48,262,075 shares of beneficial interest issued and outstanding)....................               $10.49
   Maximum sales charge (3% of offering price)............................................................                  .32
                                                                                                                ----------------
   Maximum offering price to public.......................................................................               $10.81
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($562,620,036 / 53,618,469 shares of beneficial interest issued and outstanding)....................               $10.49
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($33,234,961 / 3,167,305 shares of beneficial interest issued and outstanding)......................               $10.49
   Sales charge (1% of offering price)....................................................................                  .11
                                                                                                                ----------------
   Offering price to public...............................................................................               $10.60
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($9,191,838 / 876,653 shares of beneficial interest issued and outstanding).........................               $10.49
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

PRUDENTIAL MUNICIPAL BOND FUND
HIGH INCOME SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31, 1999
Income
   Interest................................     $ 38,128,285
                                              ----------------
Expenses
   Management fee..........................        2,888,576
   Distribution fee--Class A...............          641,727
   Distribution fee--Class B...............        1,530,559
   Distribution fee--Class C...............          126,895
   Transfer agent's fees and expenses......          200,000
   Custodian's fees and expenses...........           72,000
   Reports to shareholders.................           31,000
   Registration fees.......................           27,000
   Legal fees and expenses.................           10,000
   Audit fees and expenses.................            8,000
   Trustees' fees and expenses.............            8,000
   Insurance expense.......................            6,000
   Miscellaneous...........................            8,043
                                              ----------------
      Total expenses.......................        5,557,801
   Less: Management fee waiver.............          (50,963)
      Custodian fee credit.................           (3,481)
                                              ----------------
      Net expenses.........................        5,503,357
                                              ----------------
Net investment income......................       32,624,928
                                              ----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................       (4,542,804)
   Financial futures transactions..........        1,734,094
   Written options.........................          281,675
                                              ----------------
                                                  (2,527,035)
                                              ----------------
Net change in unrealized depreciation of:
   Investments.............................      (73,531,304)
   Financial futures contracts.............         (564,063)
                                              ----------------
                                                 (74,095,367)
                                              ----------------
Net loss on investments....................      (76,622,402)
                                              ----------------
Net Decrease in Net Assets
Resulting from Operations..................     $(43,997,474)
                                              ----------------
                                              ----------------

PRUDENTIAL MUNICIPAL BOND FUND
HIGH INCOME SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year Ended
Increase (Decrease)               October 31,        April 30,
in Net Assets                         1999              1999
Operations
   Net investment income.......  $   32,624,928    $   65,281,521
   Net realized gain (loss) on
      investment
      transactions.............      (2,527,035)          626,227
   Net change in unrealized
      depreciation of
      investments..............     (74,095,367)      (12,001,065)
                                 --------------    --------------
   Net increase (decrease) in
      net assets resulting from
      operations...............     (43,997,474)       53,906,683
                                 --------------    --------------
Dividends from net investment
   income (Note 1)
      Class A..................     (14,665,542)      (27,230,164)
      Class B..................     (16,701,214)      (35,903,105)
      Class C..................        (882,620)       (1,344,435)
      Class Z..................        (375,552)         (803,817)
                                 --------------    --------------
                                    (32,624,928)      (65,281,521)
                                 --------------    --------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed...............     101,474,507       271,203,411
   Net asset value of shares
      issued in reinvestment of
      dividends................      15,119,938        30,134,516
   Cost of shares reacquired...    (139,883,467)     (199,757,462)
                                 --------------    --------------
   Net increase (decrease) in
      net assets from Series
      share transactions.......     (23,289,022)      101,580,465
                                 --------------    --------------
Total increase (decrease)......     (99,911,424)       90,205,627
Net Assets
Beginning of period............   1,211,436,220     1,121,230,593
                                 --------------    --------------
End of period..................  $1,111,524,796    $1,211,436,220
                                 --------------    --------------
                                 --------------    --------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--96.6%
------------------------------------------------------------------------------------------------------------------------------
Alabama--0.9%
Huntsville Solid Wste. Disp. Auth., F.G.I.C., A.M.T.             Aaa             7.00%      10/01/08   $  2,000      $  2,086,040
Jefferson Cnty. Swr. Rev. Wste., Ser. D, F.G.I.C.                Aaa             5.75        2/01/22      1,200         1,160,424
                                                                                                                     ------------
                                                                                                                        3,246,464
------------------------------------------------------------------------------------------------------------------------------
Alaska--2.4%
Anchorage Hosp. Rev., Sisters of Providence, A.M.B.A.C.          Aaa             7.125      10/01/05      5,000         5,336,400
No. Slope Boro., Cap. Apprec., Ser. A, M.B.I.A.                  Aaa           Zero          6/30/06      5,000         3,548,100
                                                                                                                     ------------
                                                                                                                        8,884,500
------------------------------------------------------------------------------------------------------------------------------
Arizona--2.1%
Maricopa Cnty. Ind. Dev. Auth. Rev.,
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.                    Aaa             7.00       12/01/00      1,210         1,230,546
   Hosp. Facs., John C. Lincoln Hosp., F.S.A.                    Aaa             7.50       12/01/13      2,250 (c)     2,370,911
Maricopa Cnty. Unified Sch. Dist. No. 69, Paradise Valley,
   Ser. E, F.G.I.C.                                              Aaa             6.80        7/01/12      3,700         4,136,600
                                                                                                                     ------------
                                                                                                                        7,738,057
------------------------------------------------------------------------------------------------------------------------------
California--6.4%
Castaic Lake Wtr. Agcy. Rev. Ctfs. Part.,
   A.M.B.A.C.                                                    Aaa           Zero          8/01/21     10,445         2,796,336
   A.M.B.A.C.                                                    Aaa           Zero          8/01/23     10,445         2,471,600
Contra Costa Wtr. Dist. Wtr. Rev., Ser. E, A.M.B.A.C.            Aaa             6.25       10/01/12      1,455         1,578,791
Inland Empire Solid Wste. Fin. Auth., Landfill Impvt. Fin.,
   Proj. B, F.S.A.                                               Aaa             6.00        8/01/16      2,000         2,013,300
Roseville Joint Union H.S. Dist., Ser. B, F.G.I.C.               Aaa           Zero          8/01/13      2,015           928,834
San Diego Cnty. Wtr. Auth. Wtr. Rev., Ctfs. of Part.,
   F.G.I.C                                                       Aaa             7.595       4/26/06      5,800 (d)     6,322,000
So. Orange Cnty. Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C                                  Aaa             8.00        8/15/08      2,000         2,420,920
   Foothill Area Proj., F.G.I.C.                                 Aaa             6.50        8/15/10      2,725         3,024,069
Victor Valley Element. Sch. Dist.,
   Cap. Apprec., Ser. A, M.B.I.A.                                Aaa           Zero          6/01/17      3,550         1,250,736
   Cap. Apprec., Ser. A, M.B.I.A.                                Aaa           Zero          6/01/18      3,700         1,217,448
                                                                                                                     ------------
                                                                                                                       24,024,034

--------------------------------------------------------------------------------
See Notes to Financial Statements.     20

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Colorado--1.4%
Denver City & Cnty. Arpt. Rev., Ser. C, M.B.I.A.                 Aaa             5.60%      11/15/11   $  5,000      $  4,987,700
Jefferson Cnty. Sngl. Fam. Mtge. Rev., Ser. A, M.B.I.A.          Aaa             8.875      10/01/13        250           260,885
                                                                                                                     ------------
                                                                                                                        5,248,585
------------------------------------------------------------------------------------------------------------------------------
District of Columbia--7.6%
Dist. of Columbia, Assoc. American Med. Colleges, A.M.B.A.C      Aaa             5.375       2/15/27      4,500         4,030,155
Dist. of Columbia Hosp. Rev. Medlantic Hlthcare Grp.,
   M.B.I.A.                                                      Aaa             5.875       8/15/19      3,500         3,531,920
   M.B.I.A.                                                      Aaa             5.75        8/15/26      3,000         2,915,910
Dist. of Columbia Met. Area Trans. Auth.,
   Gross Rev., F.G.I.C.                                          Aaa             6.00        7/01/09      2,400         2,544,288
   Gross Rev., F.G.I.C.                                          Aaa             6.00        7/01/10      1,500         1,579,620
Dist. of Columbia Ref.,
   Ser. A, M.B.I.A.                                              Aaa             6.50        6/01/10      6,000 (e)     6,474,357
   Ser. B, F.S.A.                                                Aaa             5.50        6/01/10      7,565         7,552,593
                                                                                                                     ------------
                                                                                                                       28,628,843
------------------------------------------------------------------------------------------------------------------------------
Florida--4.1%
Brevard Hlth. Facs. Auth. Rev., Holmes Reg'l. Med. Ctr.,
   M.B.I.A.                                                      Aaa             5.60       10/01/10      6,000         6,114,960
Dade Cnty. Edl. Facs. Auth. Rev. Ref., Univ. Miami, Ser. A,
   M.B.I.A.                                                      Aaa             5.625       4/01/06      3,000         3,126,870
Orange Cnty. Hlth. Facs. Auth. Rev. Hosp., Preref., Ser. A       Aaa             6.25       10/01/07      2,235 (c)     2,424,930
Orange Cnty. Hlth. Facs. Auth. Rev. Unref., Ser. A,
   M.B.I.A.                                                      Aaa             6.25       10/01/07        925           997,317
Palm Beach Cnty. Solid Wste. Auth. Rev. Ref.,
   Ser. A, A.M.B.A.C.                                            Aaa             6.00       10/01/09      2,500         2,665,961
                                                                                                                     ------------
                                                                                                                       15,330,038
------------------------------------------------------------------------------------------------------------------------------
Georgia--3.1%
Atlanta Arpt. Facs. Rev., A.M.B.A.C.                             Aaa             6.50        1/01/10      2,000         2,176,820
Georgia Mun. Elec. Auth.,
   Proj. No. 1, A.M.B.A.C.                                       Aaa             6.00        1/01/06      5,570         5,871,281
   Pwr. Rev., M.B.I.A.                                           Aaa             6.20        1/01/10      3,495         3,722,595
                                                                                                                     ------------
                                                                                                                       11,770,696

--------------------------------------------------------------------------------
See Notes to Financial Statements.     21

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Hawaii--0.3%
Honolulu Hawaii City & Cnty. Wstewtr. Sys.,
   Rev. Cap. Apprec., F.G.I.C.                                   Aaa            Zero         7/01/18    $ 1,465      $    466,793
   Rev. Cap. Apprec., F.G.I.C.                                   Aaa            Zero         7/01/19      2,305           686,867
                                                                                                                     ------------
                                                                                                                        1,153,660
------------------------------------------------------------------------------------------------------------------------------
Illinois--11.4%
Arlington Hts. Park Dist. Cap. Apprec., Ser. E, A.M.B.A.C.       Aaa           Zero         12/01/13      4,175         1,837,710
Chicago Bd. Edl.
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.            Aaa           Zero         12/01/11      5,000         2,531,550
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.            Aaa           Zero         12/01/12      6,000         2,835,240
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.            Aaa           Zero         12/01/13      3,500         1,540,595
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.            Aaa           Zero         12/01/14      7,195         2,944,410
   Cap. Apprec. Chicago Sch. Rfm., Ser. A, A.M.B.A.C.            Aaa           Zero         12/01/15      3,245         1,232,191
Chicago Bd. Edl. Sch. Ref., A.M.B.A.C.                           Aaa             5.75%      12/01/27     10,000         9,518,800
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.              Aaa             5.75        1/01/22      5,000         4,753,400
Chicago O'Hare Int'l. Arpt. Rev., Pass. Facs. Chrg., Ser.
   A, A.M.B.A.C.                                                 Aaa             5.625       1/01/15      2,000         1,937,400
Chicago Skyway Toll Brdg. Rev., M.B.I.A.                         Aaa             5.50        1/01/23        650           601,133
Chicago Wstewtr. Trans. Rev.,
   Cap. Apprec. Ref., Ser. A, M.B.I.A.                           Aaa           Zero          1/01/20      7,275         2,098,110
   Cap. Apprec. Ref., Ser. A, M.B.I.A.                           Aaa           Zero          1/01/21      8,655         2,342,043
Chicago Wtr. Rev. Cap. Apprec., F.G.I.C.                         Aaa           Zero         11/01/16      3,055         1,088,771
Onterie Ctr. Hsg. Fin. Corp. Mtge. Rev.,
   Ser. A, M.B.I.A.                                              Aaa             7.00        7/01/12      1,575         1,646,033
   Ser. A, M.B.I.A.                                              Aaa             7.05        7/01/27      5,400         5,652,882
                                                                                                                     ------------
                                                                                                                       42,560,268
------------------------------------------------------------------------------------------------------------------------------
Indiana--1.4%
Trans. Fin. Auth. Hwy., Ser. A                                   Aa2             5.50       12/01/22      5,500         5,197,720
------------------------------------------------------------------------------------------------------------------------------
Louisiana--0.6%
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.               Aaa           Zero          9/01/09      4,000         2,358,920
------------------------------------------------------------------------------------------------------------------------------
Maryland--0.7%
Baltimore Cons. Pub. Improv. Ref., Ser. C, F.G.I.C.              Aaa             5.50       10/15/15      2,620         2,573,547

--------------------------------------------------------------------------------
See Notes to Financial Statements.     22

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Michigan--4.1%
Detroit Dwntwn. Dev., Ser. A, A.M.B.A.C.                         Aaa             5.75%       7/15/15   $  1,820      $  1,795,758
Detroit Michigan Sewage Disposal Rev.,
   Non-prerefunded                                               Aaa             7.618       7/01/23      1,500         1,381,875
   Prerefunded                                                   Aaa             7.618       7/01/23      5,000 (c)(d)    5,450,000
Michigan St. Hosp. Fin. Auth. Rev., Mid. Michigan Oblig.,
   M.B.I.A.                                                      Aaa             7.50        6/01/15      2,350 (c)     2,445,034
Saginaw Hosp. Fin. Auth., St. Luke's Hosp., Ser. C,
   M.B.I.A.                                                      Aaa             6.50        7/01/11      4,000         4,188,840
                                                                                                                     ------------
                                                                                                                       15,261,507
------------------------------------------------------------------------------------------------------------------------------
Mississippi--0.7%
Harrison Cnty. Wste. Wtr. Mgmt. Dist. Rev., Wstewtr.
   Treatmt.,
   Facs. Auth., F.G.I.C.                                         Aaa             6.50        2/01/06      2,400         2,506,656
------------------------------------------------------------------------------------------------------------------------------
Missouri--0.4%
Missouri St. Hlth. & Edl. Facs. Rev.,
   SSM Hlthcare Ref, Ser. AA                                     Aaa             6.25        6/01/16        285 (c)       302,775
   SSM Hlthcare, Unref., Ser. AA, M.B.I.A.                       Aaa             6.25        6/01/16      1,215         1,237,162
                                                                                                                     ------------
                                                                                                                        1,539,937
------------------------------------------------------------------------------------------------------------------------------
Montana--0.6%
Forsyth Poll. Ctrl. Rev., Puget Sound Pwr. & Lt. Co., 1st
   Mtge.,
   Ser. A, A.M.B.A.C.                                            Aaa             7.05        8/01/21      2,000 (e)     2,103,720
------------------------------------------------------------------------------------------------------------------------------
New Jersey--6.7%
East Orange Bd. Edl. Ctfs. Part.,
   Cap. Apprec., F.S.A.                                          Aaa           Zero          2/01/15        975           397,429
   Cap. Apprec., F.S.A.                                          Aaa           Zero          2/01/16        750           286,433
   Cap. Apprec., F.S.A.                                          Aaa           Zero          2/01/18      2,645           889,408
   Cap. Apprec., F.S.A.                                          Aaa           Zero          8/01/18      1,175           383,496
Jersey City Swr. Auth.,
   A.M.B.A.C.                                                    Aaa             6.00        1/01/10      2,585         2,731,906
   A.M.B.A.C.                                                    Aaa             6.25        1/01/14      4,255         4,518,384
New Jersey Econ. Dev. Auth. Rev., Natural Gas Facs. Rev.,
   M.B.I.A., A.M.T.                                              Aaa             5.70        6/01/32      5,000         4,810,950
New Jersey Econ. Dev. Auth.,
   Mkt. Trans. Facs. Rev., M.B.I.A.                              Aaa             5.875       7/01/11      5,900         6,074,699
   Mkt. Trans. Facs. Rev., Sr. Lien, M.B.I.A.                    Aaa             5.80        7/01/09      3,340         3,451,489
New Jersey Impvt. Auth. Rev., Util. Sys., M.B.I.A.               Aaa             5.75        7/01/27      1,500         1,473,360
                                                                                                                     ------------
                                                                                                                       25,017,554

--------------------------------------------------------------------------------
See Notes to Financial Statements.     23

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
New York--13.6%
Islip Res. Rec., Ser. B, A.M.B.A.C.                              Aaa             7.20%       7/01/10   $  1,750      $  1,983,030
Met. Trans. Auth. N.Y. Trans. Facs. Rev., F.S.A.                 Aaa             5.75        7/01/11      5,000         5,095,200
New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
   M.B.I.A.                                                      Aaa             5.75        6/15/26      5,000         4,828,000
New York City,
   Ser. G, M.B.I.A.                                              Aaa             5.75        2/01/14      3,000         3,003,600
   Cap. Apprec., Ser. G, M.B.I.A.                                Aaa           Zero          8/01/07      4,000         2,686,280
   Cap. Apprec., Ser. G, M.B.I.A.                                Aaa           Zero          8/01/08      1,825         1,155,389
New York St. Dorm. Auth. Rev., Montefiore Med. Ctr.,
   A.M.B.A.C.                                                    Aaa             6.00        8/01/08      3,400         3,574,386
New York St. Envir. Facs. Corp.,
   Poll. Ctrl. Rev.                                              Aaa             5.70        7/15/12      3,375         3,423,263
   Poll. Ctrl. Rev.                                              Aaa             5.75        7/15/13      1,060         1,075,126
   Poll. Ctrl. Rev.                                              Aaa             5.80        7/15/14      3,755         3,783,876
New York St. Thrwy. Auth. Gen. Rev.,
   Ser. D                                                        Aa3             5.40        1/01/11      5,370         5,347,285
   Ser. D                                                        Aa3             5.50        1/01/12      3,865         3,851,124
Port Auth. New York & New Jersey Cons., Ser. 99, F.G.I.C.        Aaa             5.90       11/01/11      7,665         7,870,422
Suffolk Cnty. Judicial Facs. Agcy. Serv. Agreement Rev.          Aaa             5.75       10/15/12      3,000         3,057,120
                                                                                                                     ------------
                                                                                                                       50,734,101
------------------------------------------------------------------------------------------------------------------------------
Ohio--1.9%
Cleveland City Sch. Dist., Rev. Antic. Nts., A.M.B.A.C.          Aaa             5.75        6/01/07      5,870         6,137,379
Lebanon Wtrwks. Sys. Rev. Ref. Impvt., 1st Mtg.                  Aaa             5.30       12/01/24      1,000           907,350
                                                                                                                     ------------
                                                                                                                        7,044,729
------------------------------------------------------------------------------------------------------------------------------
Oklahoma--1.8%
Norman Reg'l. Hosp. Auth., Rev. Ref., Ser. A, M.B.I.A.           Aaa             5.50        9/01/11      4,110         4,091,998
Oklahoma City Arpt. Trust, Jr. Lien, Ser. 24, A.M.B.A.C.,
   A.M.T.                                                        Aaa             5.75        2/01/18      2,620         2,519,576
                                                                                                                     ------------
                                                                                                                        6,611,574
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania--0.8%
Philadelphia Mun. Auth. Rev., Criminal Justice Ctr., Ser.
   A, M.B.I.A.                                                   Aaa             6.90       11/15/03      3,000         3,200,520
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--3.1%
Puerto Rico Gen. Oblig., M.B.I.A.                                Aaa             6.25        7/01/13      1,250         1,341,650
Puerto Rico Pub. Bldgs. Auth. Rev., Gov't. Facs., Ser. A,
   A.M.B.A.C.                                                    Aaa             6.25        7/01/13      1,700         1,824,644

--------------------------------------------------------------------------------
See Notes to Financial Statements.     24

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico (cont'd.)
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A., R.I.B.S.                                    Aaa            6.819%       1/25/07    $ 4,100(c)(d) $  4,315,250
   Ser. I, M.B.I.A., R.I.B.S.                                    Aaa            7.27         1/16/15      3,800(c)(d)    4,066,000
                                                                                                                     ------------
                                                                                                                       11,547,544
------------------------------------------------------------------------------------------------------------------------------
South Dakota--1.5%
So. Dakota Hsg. Dev. Auth., Homeownership Mtge., Ser. F,
   A.M.T.                                                        Aa1            5.80         5/01/28      5,978         5,713,713
------------------------------------------------------------------------------------------------------------------------------
Tennessee--1.5%
Met. Gov't. Nashville & Davidson Cnty. Wtr. & Swr. Rev.,
   A.M.B.A.C., R.I.B.S.                                          Aaa             8.317       1/01/22      5,000 (c)(d)    5,481,250
------------------------------------------------------------------------------------------------------------------------------
Texas--8.7%
Austin Util. Sys. Rev. Comb., Ser. A, M.B.I.A.                   Aaa             4.875      11/15/10      5,500         5,187,655
Austin Util. Sys. Rev., M.B.I.A.                                 Aaa           Zero          5/15/03      8,000         6,750,320
Houston Arpt. Sys. Rev.                                          Aaa             7.20        7/01/13      3,900         4,400,604
Houston Arpt. Sys. Rev., Spec. Facs. People Mover, Ser. A,
   F.S.A., A.M.T.                                                Aaa             6.00        7/15/05      3,255         3,399,913
Houston Wtr. Swr. Sys. Rev.,
   Ref. Jr. Lien, Ser. D                                         Aaa             6.125      12/01/25      3,000         2,978,550
   Ref. Jr. Lien, Ser. D                                         Aaa             6.125      12/01/29      8,045         7,946,931
Keller Ind. Sch. Dist., P.S.F.G.                                 Aaa           Zero          8/15/15      4,945         1,920,094
                                                                                                                     ------------
                                                                                                                       32,584,067
------------------------------------------------------------------------------------------------------------------------------
Virginia--3.4%
Chesapeake Bay Brdg. & Tunn. Comm., Dist. Rev., F.G.I.C.         Aaa             5.875       7/01/10      5,000         5,191,650
Richmond Met. Auth. Expwy. Rev. Ref., F.G.I.C.                   Aaa             5.25        7/15/22      5,265         4,808,630
Virginia Beach Hosp. Facs. Rev.,
   1st Mtge., A.M.B.A.C.                                         Aaa             6.00        2/15/10      1,220         1,291,943
   1st Mtge., A.M.B.A.C.                                         Aaa             6.00        2/15/13      1,455         1,522,832
                                                                                                                     ------------
                                                                                                                       12,815,055
------------------------------------------------------------------------------------------------------------------------------
Washington--5.4%
Washington St. Hlthcare Facs. Auth. Rev., Yakima Valley
   Memorial Hosp. Assoc.                                         AAA(b)          5.25       12/01/20      2,500         2,209,100
Washington St. Pub. Pwr. Supply Sys.,
   Nuclear Proj. No. 1, Ser. A, M.B.I.A.                         Aaa             5.75        7/01/10      7,000         7,167,300
   Nuclear Proj. No. 2, Ser. A, M.B.I.A.                         Aaa           Zero          7/01/11      5,210         2,765,676

--------------------------------------------------------------------------------
See Notes to Financial Statements.     25

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Portfolio of Investments as of October 31, 1999 (Unaudited)      INSURED SERIES
--------------------------------------------------------------------------------

                                                                                                       Principal
                                                                   Moody's    Interest     Maturity     Amount          Value
Description (a)                                                    Rating       Rate         Date        (000)         (Note 1)
------------------------------------------------------------------------------------------------------------------------------
Washington (cont'd.)
   Nuclear Proj. No. 2, Ser. B, F.G.I.C.                         Aaa             7.25%       7/01/03   $  3,000 (c)  $  3,123,450
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.                         Aaa             7.00        7/01/05      2,000 (c)     2,050,180
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.                         Aaa           Zero          7/01/08      4,500         2,825,280
                                                                                                                     ------------
                                                                                                                       20,140,986
                                                                                                                     ------------
Total long-term investments (cost $359,657,557)                                                                       361,018,245
                                                                                                                     ------------
SHORT-TERM INVESTMENTS--1.7%
------------------------------------------------------------------------------------------------------------------------------
Louisiana--0.1%
Lake Charles Harbor & Terminal Dist. Poll. Ctrl. Rev.            P1              3.60       11/01/99        300           300,000
------------------------------------------------------------------------------------------------------------------------------
Nevada--1.6%
Washoe Cnty. Wtr. Facs. Rev., Sierra Pac. Pwr. Co. Proj.,
   F.R.D.D., Ser. 90                                             P1              3.60       11/01/99      5,900         5,900,000
                                                                                                                     ------------
Total short-term investments (cost $6,200,000)                                                                          6,200,000
------------------------------------------------------------------------------------------------------------------------------
Total Investments--98.3%
   (cost $365,857,557; Note 4)                                                                                        367,218,245
Other assets in excess of liabilities--1.7%                                                                             6,488,575
                                                                                                                     ------------
Net Assets--100%                                                                                                     $373,706,820
                                                                                                                     ------------
                                                                                                                     ------------

---------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    F.R.D.D.--Floating Rate (Daily) Damand Note(f)
    F.S.A.--Financial Security Assurance
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
  R.I.B.S.--Residual Interest Bearing Securities
(b) Standard & Poor's rating.
(c) Prerefunded issues are secured by escrowed cash or direct U.S. guaranteed obligations.
(d) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(e) All or partial principal amount segregated as initial margin for financial futures contracts.
(f) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     26

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Statement of Assets and Liabilities (Unaudited)                  INSURED SERIES
--------------------------------------------------------------------------------

Assets                                                                                                        October 31, 1999
Investments, at value (cost $365,857,557).................................................................      $   367,218,245
Receivable for investments sold...........................................................................           13,594,081
Interest receivable.......................................................................................            5,205,239
Receivable for Series shares sold.........................................................................              156,733
Deferred expenses and other assets........................................................................               12,917
                                                                                                                ----------------
   Total assets...........................................................................................          386,187,215
                                                                                                                ----------------
Liabilities
Bank overdraft............................................................................................                7,382
Payable for investments purchased.........................................................................           10,970,399
Payable for Series shares reacquired......................................................................              549,993
Dividends payable.........................................................................................              527,591
Management fee payable....................................................................................              160,009
Accrued expenses..........................................................................................              117,150
Distribution fee payable..................................................................................              108,496
Due to broker - variation margin..........................................................................               39,375
                                                                                                                ----------------
   Total liabilities......................................................................................           12,480,395
                                                                                                                ----------------
Net Assets................................................................................................      $   373,706,820
                                                                                                                ----------------
                                                                                                                ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par..................................................................      $       359,896
   Paid-in capital in excess of par.......................................................................          374,744,771
                                                                                                                ----------------
                                                                                                                    375,104,667
   Accumulated net realized loss on investments...........................................................           (2,745,410 )
   Net unrealized appreciation on investments.............................................................            1,347,563
                                                                                                                ----------------
Net assets, October 31, 1999..............................................................................      $   373,706,820
                                                                                                                ----------------
                                                                                                                ----------------
Class A:
   Net asset value and redemption price per share
      ($241,926,088 / 23,307,524 shares of beneficial interest issued and outstanding)....................               $10.38
   Maximum sales charge (3% of offering price)............................................................                 .32
                                                                                                                ----------------
   Maximum offering price to public.......................................................................               $10.70
                                                                                                                ----------------
                                                                                                                ----------------
Class B:
   Net asset value, offering price and redemption price per share
      ($127,925,058 / 12,310,959 shares of beneficial interest issued and outstanding)....................               $10.39
                                                                                                                ----------------
                                                                                                                ----------------
Class C:
   Net asset value and redemption price per share
      ($3,076,396 / 296,058 shares of beneficial interest issued and outstanding).........................               $10.39
   Sales charge (1% of offering price)....................................................................                  .10
                                                                                                                ----------------
   Offering price to public...............................................................................               $10.49
                                                                                                                ----------------
                                                                                                                ----------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($779,278 / 75,093 shares of beneficial interest issued and outstanding)............................               $10.38
                                                                                                                ----------------
                                                                                                                ----------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     27

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                 Six Months
                                                   Ended
Net Investment Income                         October 31, 1999
Income
   Interest................................     $ 11,244,945
                                              ----------------
Expenses
   Management fee..........................        1,011,605
   Distribution fee--Class A...............          309,008
   Distribution fee--Class B...............          379,315
   Distribution fee--Class C...............           11,364
   Transfer agent's fees and expenses......          113,000
   Custodian's fees and expenses...........           58,000
   Registration fees.......................           28,000
   Reports to shareholders.................           23,000
   Legal fees and expenses.................           13,000
   Audit fees and expenses.................            8,000
   Trustees' fees and expenses.............            8,000
   Insurance expense.......................            2,000
   Miscellaneous...........................            1,527
                                              ----------------
      Total expenses.......................        1,965,819
   Less: Custodian fee credit..............             (475)
                                              ----------------
      Net expenses.........................        1,965,344
                                              ----------------
Net investment income......................        9,279,601
                                              ----------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................       (3,017,286)
   Financial futures transactions..........          746,729
                                              ----------------
                                                  (2,270,557)
                                              ----------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments.............................      (27,751,061)
   Financial futures contracts.............          (46,163)
                                              ----------------
                                                 (27,797,224)
                                              ----------------
Net loss on investments....................      (30,067,781)
                                              ----------------
Net Decrease in Net Assets
Resulting from Operations..................     $(20,788,180)
                                              ----------------
                                              ----------------

PRUDENTIAL MUNICIPAL BOND FUND
INSURED SERIES
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended           Year Ended
Increase (Decrease)               October 31,        April 30,
in Net Assets                         1999              1999
Operations
   Net investment income.........  $  9,279,601    $  20,209,415
   Net realized gain (loss) on
      investment transactions....    (2,270,557)       1,085,264
   Net change in unrealized
      appreciation (depreciation)
      of investments.............   (27,797,224)       8,633,133
                                   ------------    -------------
   Net increase (decrease) in net
      assets resulting from
      operations.................   (20,788,180)      29,927,812
                                   ------------    -------------
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A....................    (5,796,580)     (11,087,816)
      Class B....................    (3,354,602)      (8,878,895)
      Class C....................       (63,593)         (74,699)
      Class Z....................       (64,826)        (168,005)
                                   ------------    -------------
                                     (9,279,601)     (20,209,415)
                                   ------------    -------------
   Dividends in excess of net
      investment income
      Class A....................            --         (165,620)
      Class B....................            --         (128,222)
      Class C....................            --           (1,348)
      Class Z....................            --           (2,596)
                                   ------------    -------------
                                             --         (297,786)
                                   ------------    -------------
   Dividends from net capital
      gains
      Class A....................            --       (2,053,682)
      Class B....................            --       (1,589,957)
      Class C....................            --          (16,718)
      Class Z....................            --          (32,185)
                                   ------------    -------------
                                             --       (3,692,542)
                                   ------------    -------------
Series share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      subscribed.................    30,688,005       56,402,154
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............     5,188,355       13,991,834
   Cost of shares reacquired.....   (65,942,067)    (104,987,356)
                                   ------------    -------------
   Net decrease in net assets
      from Series share
      transactions...............   (30,065,707)     (34,593,368)
                                   ------------    -------------
Total decrease...................   (60,133,488)     (28,865,299)
Net Assets
Beginning of period..............   433,840,308      462,705,607
                                   ------------    -------------
End of period....................  $373,706,820    $ 433,840,308
                                   ------------    -------------
                                   ------------    -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     28

Notes to Financial Statements (Unaudited)        PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Prudential Municipal Bond Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the High Income Series and the Insured Series. Investment operations for Class A, Class B, Class C and Class Z shares of each series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

The investment objectives of the series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.
------------------------------------------------------------
Note 1. Accounting Policies

Securities Valuation: Municipal securities (including commitments to purchase such securities on a 'when-issued' basis) are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an investment. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The investment or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Net investment income, other than distribution fees, and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
--------------------------------------------------------------------------------
                                       29

Notes to Financial Statements (Unaudited)        PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate tax paying entity. It is the intent of each series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income to shareholders. For this reason no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), doing business as Prudential Investments ('PI,' the Subadviser or the investment adviser); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. PIFM has agreed to voluntarily waive a portion of the High Income Series management fee, which amounted to $50,963 for the six months ended October 31, 1999. Such amount represents .05 of 1% of average daily net assets, or $.005 per share for the six months ended October 31, 1999. The Series is not required to reimburse PIFM for such waiver. Effective June 1, 1999, PIFM eliminated its voluntary waiver of a portion of its management fee.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended October 31, 1999, such expenses for the Fund were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the High Income Series and Insured Series that it received approximately $169,800 ($103,600-Class A; $66,200-Class C) and $12,400
($10,800-Class A; $1,600-Class C), respectively, in front-end sales charges during the six months ended October 31, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended October 31, 1999, it received approximately $456,200 ($442,500-Class B; $13,700-Class C) and $84,800 ($84,300-Class B; $500-Class C), respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PIC, PIMS and PIFM are wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended October 31, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended October 31, 1999, the Fund incurred fees of approximately
--------------------------------------------------------------------------------
                                       30

Notes to Financial Statements (Unaudited)        PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
$271,300 ($179,600-High Income Series; $91,700-Insured Series) for the services of PMFS. As of October 31, 1999, approximately $44,500 ($29,500-High Income Series; $15,000-Insured Series) of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 1999, were as follows:

Series                              Purchases         Sales
--------------------------------   ------------    ------------
High Income.....................   $111,438,313    $129,097,029
Insured.........................     24,037,187      58,028,336

At October 31, 1999, the High Income Series sold 300 U.S. Treasury bond futures expiring in March 2000 and the Insured Series sold 30 U.S. Treasury bond futures expiring in December 1999. The values of these financial futures contracts at October 31, 1999 were as follows:

                                          Financial Futures
                                           Contracts Sold
                                      -------------------------
                                      High Income     Insured
                                        Series         Series
                                      -----------    ----------
Value at disposition...............   $33,698,437    $3,394,687
Value at October 31, 1999..........    34,078,125     3,407,812
                                      -----------    ----------
Unrealized gain....................   $  (379,688)   $  (13,125)
                                      -----------    ----------
                                      -----------    ----------

The federal income tax basis of the Fund's investments, at October 31, 1999 was $1,092,612,422 for High Income Series and $365,857,557 for Insured Series and, accordingly, net unrealized appreciation of investments for federal income tax purposes was as follows:

                     Net unrealized         Gross           Gross
                      appreciation       unrealized      unrealized
Series               (depreciation)      appreciation    depreciation
-------------------  ---------------     -----------     -----------
High Income........   $  (4,645,611)     $44,854,239     $49,499,850
Insured............       1,360,688        9,571,034       8,210,346

The High Income Series has a net capital loss carryforward as of April 30, 1999 of approximately $20,684,000, of which $2,024,000 expires in 2002, $5,361,000 expires in 2003, $6,383,000 expires in 2004, $3,225,000 expires in 2005,
$554,000 expires in 2006 and 3,137,000 expires in 2007. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

In addition, the High Income Series and Insured Series elected to treat net realized capital losses of approximately $2,765,000 and $600,700, respectively incurred in the six month period ended April 30, 1999 as having been incurred in the current fiscal year.
------------------------------------------------------------
Note 5. Capital

The High Income Series and Insured Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
--------------------------------------------------------------------------------
                                       31

Notes to Financial Statements (Unaudited)        PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                                                       High Income Series                   Insured Series
                                                                             Class A                           Class A
                                                                  -----------------------------      ----------------------------
              Six Months Ended October 31, 1999                     Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................      5,276,194      $  57,032,761       2,350,317      $ 25,189,706
Shares issued in reinvestment of dividends and
   distributions.............................................        673,436          7,292,925         300,418         3,208,786
Shares reacquired............................................     (6,431,771)       (69,630,781)     (2,574,574)      (27,619,663)
                                                                  ----------      -------------      ----------      ------------
Net increase (decrease) in shares outstanding before
   conversion................................................       (482,141)        (5,305,095)         76,161           778,829
Shares issued upon conversion from Class B...................      2,803,357         30,397,033         749,276         8,011,805
                                                                  ----------      -------------      ----------      ------------
Net increase in shares outstanding...........................      2,321,216      $  25,091,938         825,437      $  8,790,634
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class A                           Class A
                                                                  -----------------------------      ----------------------------
                  Year Ended April 30, 1999                         Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................      9,922,785      $ 112,624,489       3,150,940      $ 35,684,005
Shares issued in reinvestment of dividends and
   distributions.............................................      1,173,562         13,319,273         669,267         7,562,399
Shares reacquired............................................     (7,359,450)       (83,429,491)     (3,182,291)      (35,899,590)
                                                                  ----------      -------------      ----------      ------------
Net increase in shares outstanding before conversion.........      3,736,897         42,514,271         637,916         7,346,814
Shares issued upon conversion from Class B...................      4,930,525         56,076,061       1,531,912        17,371,217
                                                                  ----------      -------------      ----------      ------------
Net increase in shares outstanding...........................      8,667,422      $  98,590,332       2,169,828      $ 24,718,031
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class B                           Class B
                                                                  -----------------------------      ----------------------------
              Six Months Ended October 31, 1999                     Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................      3,217,737      $  34,957,412         416,540      $  4,477,079
Shares issued in reinvestment of dividends and
   distributions.............................................        644,342          6,983,064         176,131         1,886,478
Shares reacquired............................................     (5,407,341)       (58,599,824)     (3,219,613)      (34,467,652)
                                                                  ----------      -------------      ----------      ------------
Net decrease in shares outstanding before conversion.........     (1,545,262)       (16,659,348)     (2,626,942)      (28,104,095)
Shares reaquired upon conversion to Class A..................     (2,804,503)       (30,397,033)       (748,576)       (8,011,805)
                                                                  ----------      -------------      ----------      ------------
Net decrease in shares outstanding...........................     (4,349,765)     $ (47,056,381)     (3,375,518)     $(36,115,900)
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class B                           Class B
                                                                  -----------------------------      ----------------------------
                  Year Ended April 30, 1999                         Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................     11,345,964      $ 128,924,744       1,204,352      $ 13,614,748
Shares issued in reinvestment of dividends and
   distributions.............................................      1,343,215         15,249,705         547,328         6,190,618
Shares reacquired............................................     (8,975,019)      (101,906,384)     (5,908,598)      (66,872,772)
                                                                  ----------      -------------      ----------      ------------
Net increase (decrease) in shares outstanding before
   conversion................................................      3,714,160         42,268,065      (4,156,918)      (47,067,406)
Shares reaquired upon conversion to Class A..................     (4,931,462)       (56,076,061)     (1,530,249)      (17,371,217)
                                                                  ----------      -------------      ----------      ------------
Net decrease in shares outstanding...........................     (1,217,302)     $ (13,807,996)     (5,687,167)     $(64,438,623)
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------

--------------------------------------------------------------------------------
                                       32

Notes to Financial Statements (Unaudited)        PRUDENTIAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                                                       High Income Series                   Insured Series
                                                                             Class C                           Class C
                                                                  -----------------------------      ----------------------------
              Six Months Ended October 31, 1999                     Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................        637,472      $   6,934,049          62,871      $    684,964
Shares issued in reinvestment of dividends and
   distributions.............................................         51,382            556,649           3,346            35,771
Shares reacquired............................................       (460,413)        (4,975,307)        (12,163)         (130,167)
                                                                  ----------      -------------      ----------      ------------
Net increase in shares outstanding...........................        228,441      $   2,515,391          54,054      $    590,568
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class C                           Class C
                                                                  -----------------------------      ----------------------------
                  Year Ended April 30, 1999                         Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................      1,518,505      $  17,214,668         125,361      $  1,422,776
Shares issued in reinvestment of dividends and
   distributions.............................................         76,753            870,798           4,553            51,493
Shares reacquired............................................       (474,223)        (5,378,215)        (24,331)         (273,385)
                                                                  ----------      -------------      ----------      ------------
Net increase in shares outstanding...........................      1,121,035      $  12,707,251         105,583      $  1,200,884
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class Z                           Class Z
                                                                  -----------------------------      ----------------------------
              Six Months Ended October 31, 1999                     Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................        233,504      $   2,550,285          31,122      $    336,256
Shares issued in reinvestment of dividends and
   distributions.............................................         26,466            287,300           5,329            57,320
Shares reacquired............................................       (618,943)        (6,677,555)       (347,147)       (3,724,585)
                                                                  ----------      -------------      ----------      ------------
Net decrease in shares outstanding...........................       (358,973)     $  (3,839,970)       (310,696)     $ (3,331,009)
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------
                                                                       High Income Series                   Insured Series
                                                                             Class Z                           Class Z
                                                                  -----------------------------      ----------------------------
                  Year Ended April 30, 1999                         Shares           Amount            Shares           Amount
-------------------------------------------------------------     ----------      -------------      ----------      ------------
Shares issued................................................      1,096,115      $  12,439,510         503,141      $  5,680,625
Shares issued in reinvestment of dividends and
   distributions.............................................         61,271            694,740          16,560           187,324
Shares reacquired............................................       (799,663)        (9,043,372)       (171,745)       (1,941,609)
                                                                  ----------      -------------      ----------      ------------
Net increase (decrease) in shares outstanding................        357,723      $   4,090,878         347,956      $ (3,926,340)
                                                                  ----------      -------------      ----------      ------------
                                                                  ----------      -------------      ----------      ------------

--------------------------------------------------------------------------------
                                       33

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                         Class A
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                           Years Ended April 30,
                                                       October 31,     ------------------------------------------------------------
                                                          1999           1999         1998         1997         1996         1995
                                                       -----------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................    $   11.21      $  11.31     $  10.84     $  10.70     $  10.72     $  10.74
                                                       -----------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income(b)............................          .31           .63          .67          .70          .72          .72
Net realized and unrealized gain (loss) on
   investment transactions..........................         (.72)         (.10)         .47          .14         (.02)       (.02)
                                                       -----------     --------     --------     --------     --------     --------
   Total from investment operations.................         (.41)          .53         1.14          .84          .70          .70
                                                       -----------     --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income................         (.31)         (.63)        (.67)        (.70)        (.72)       (.72)
                                                       -----------     --------     --------     --------     --------     --------
Net asset value, end of period......................    $   10.49      $  11.21     $  11.31     $  10.84     $  10.70     $  10.72
                                                       -----------     --------     --------     --------     --------     --------
                                                       -----------     --------     --------     --------     --------     --------
TOTAL RETURN(a):....................................        (2.59)%        4.96%       10.80%        8.03%        6.55%       6.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................    $ 506,478      $514,952     $421,504     $334,062     $223,073     $115,501
Average net assets (000)............................    $ 510,592      $474,901     $381,735     $294,940     $162,329     $ 65,207
Ratios to average net assets:(b)
   Expenses, including distribution fees............         .80%(c)       .66%         .62%        0.64%        0.64%        0.69%
   Expenses, excluding distribution fees............         .55%(c)       .51%         .52%        0.54%        0.54%        0.59%
   Net investment income............................        4.74%(c)      5.73%        6.03%        6.44%        6.58%        6.83%
For Class A, B, C and Z shares:
   Portfolio turnover rate..........................          10%           16%          13%          26%          35%          39%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     34

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                     Class B
                                                        -----------------------------------------------------------------
                                                        Six Months
                                                           Ended                      Years Ended April 30,
                                                        October 31,     -------------------------------------------------
                                                           1999           1999         1998         1997          1996
                                                        -----------     --------     --------     --------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................     $   11.21      $  11.31     $  10.84     $  10.69     $    10.72
                                                        -----------     --------     --------     --------     ----------
Income from investment operations
Net investment income(b)............................           .30           .59          .63          .66            .68
Net realized and unrealized gain (loss) on
   investment transactions..........................          (.72)         (.10)         .47          .15           (.03)
                                                        -----------     --------     --------     --------     ----------
   Total from investment operations.................          (.42)          .49         1.10          .81            .65
                                                        -----------     --------     --------     --------     ----------
Less distributions
Dividends from net investment income................          (.30)         (.59)        (.63)        (.66)          (.68)
                                                        -----------     --------     --------     --------     ----------
Net asset value, end of period......................     $   10.49      $  11.21     $  11.31     $  10.84     $    10.69
                                                        -----------     --------     --------     --------     ----------
                                                        -----------     --------     --------     --------     ----------
TOTAL RETURN(a):....................................         (2.86)%        4.59%       10.36%        7.71%          6.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................     $ 562,620      $649,706     $669,223     $665,525     $  799,048
Average net assets (000)............................     $ 608,896      $666,885     $669,132     $725,305     $  900,115
Ratios to average net assets:(b)
   Expenses, including distribution fees............          1.05%(c)      1.01%        1.02%        1.04%          1.04%
   Expenses, excluding distribution fees............           .55%(c)       .51%         .52%        0.54%          0.54%
   Net investment income............................          4.58%(c)      5.38%        5.63%        6.05%          6.19%

                                                         1995
                                                      ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $    10.74
                                                      ----------
Income from investment operations
Net investment income(b)............................         .68
Net realized and unrealized gain (loss) on
   investment transactions..........................        (.02)
                                                      ----------
   Total from investment operations.................         .66
                                                      ----------
Less distributions
Dividends from net investment income................        (.68)
                                                      ----------
Net asset value, end of period......................  $    10.72
                                                      ----------
                                                      ----------
TOTAL RETURN(a):....................................        6.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................  $  934,725
Average net assets (000)............................  $1,024,132
Ratios to average net assets:(b)
   Expenses, including distribution fees............        1.09%
   Expenses, excluding distribution fees............        0.59%
   Net investment income............................        6.37%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     35

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                                         Class C
                                                        -------------------------------------------------------------------------
                                                                                                                       August 1,
                                                        Six Months                                                      1994(c)
                                                           Ended                  Years Ended April 30,                 Through
                                                        October 31,     ------------------------------------------     April 30,
                                                           1999          1999        1998        1997        1996         1995
                                                        -----------     -------     -------     -------     ------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $ 11.21       $ 11.31     $ 10.84     $ 10.69     $10.72      $  10.79
                                                        -----------     -------     -------     -------     ------     ----------
Income from investment operations
Net investment income(b)............................          .28           .57         .61         .63        .65           .49
Net realized and unrealized gain (loss) on
   investment transactions..........................         (.72)         (.10)        .47         .15       (.03)         (.07)
                                                        -----------     -------     -------     -------     ------     ----------
   Total from investment operations.................         (.44)          .47        1.08         .78        .62           .42
                                                        -----------     -------     -------     -------     ------     ----------
Less distributions
Dividends from net investment income................         (.28)         (.57)       (.61)       (.63)      (.65)         (.49)
                                                        -----------     -------     -------     -------     ------     ----------
Net asset value, end of period......................      $ 10.49       $ 11.21     $ 11.31     $ 10.84     $10.69      $  10.72
                                                        -----------     -------     -------     -------     ------     ----------
                                                        -----------     -------     -------     -------     ------     ----------
TOTAL RETURN(a):....................................        (3.10)%        4.33%      10.09%       7.44%      5.86%         3.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $33,235       $32,939     $20,554     $ 9,563     $6,471      $  3,208
Average net assets (000)............................      $33,655       $26,114     $14,932     $ 8,060     $5,608      $  1,385
Ratios to average net assets:(b)
   Expenses, including distribution fees............         1.30%(d)      1.26%       1.27%       1.29%      1.29%         1.34%(d)
   Expenses, excluding distribution fees............          .55%(d)       .51%        .52%       0.54%      0.54%         0.59%(d)
   Net investment income............................         4.33%(d)      5.15%       5.39%       5.80%      5.93%         6.34%(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C shares.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     36

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 HIGH INCOME SERIES
--------------------------------------------------------------------------------

                                                                              Class Z
                                                        ----------------------------------------------------
                                                                                               September 16,
                                                        Six Months      Years Ended April         1996(c)
                                                           Ended               30,                Through
                                                        October 31,     ------------------       April 30,
                                                           1999          1999        1998          1997
                                                        -----------     -------     ------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $ 11.20       $ 11.30     $10.83        $ 10.79
                                                        -----------     -------     ------          -----
Income from investment operations
Net investment income(b)............................          .32           .65        .68            .45
Net realized and unrealized gain (loss) on
   investment transactions..........................         (.71)         (.10)       .47            .04
                                                        -----------     -------     ------          -----
   Total from investment operations.................         (.39)          .55       1.15            .49
                                                        -----------     -------     ------          -----
Less distributions
Dividends from net investment income................         (.32)         (.65)      (.68)          (.45)
                                                        -----------     -------     ------          -----
Net asset value, end of period......................      $ 10.49       $ 11.20     $11.30        $ 10.83
                                                        -----------     -------     ------          -----
                                                        -----------     -------     ------          -----
TOTAL RETURN(a):....................................        (2.29)%        5.11%     10.91%          4.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $ 9,192       $13,839     $9,919        $ 2,719
Average net assets (000)............................      $12,580       $13,648     $6,064        $   704
Ratios to average net assets:(b)
   Expenses, including distribution fees............          .55%(d)       .51%       .52%          0.54%(d)
   Expenses, excluding distribution fees............          .55%(d)       .51%       .52%          0.54%(d)
   Net investment income............................         5.17%(d)      5.89%      6.14%          6.55%(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     37

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED SERIES
--------------------------------------------------------------------------------

                                                                                          Class A
                                                       ---------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                           Years Ended April 30,
                                                       October 31,     -----------------------------------------------------------
                                                          1999           1999         1998         1997         1996       1995
                                                       -----------     --------     --------     --------     --------    -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $   11.18      $  11.05     $  10.90     $  10.94     $  10.83     $ 10.71
                                                      -----------     --------     --------     --------     --------     -------
Income from investment operations
Net investment income...............................         .25           .53          .53(b)       .55(b)       .58(b)    .58(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................        (.80)          .23          .40          .08          .11         .12
                                                      -----------     --------     --------     --------     --------     -------
   Total from investment operations.................        (.55)          .76          .93          .63          .69         .70
                                                      -----------     --------     --------     --------     --------     -------
Less distributions
Dividends from net investment income................        (.25)         (.53)        (.53)        (.55)        (.58)       (.58)
Distributions in excess of net investment income....          --          (.01)          --(c)      (.01)          --          --
Distributions from capital gains....................          --          (.09)        (.25)        (.11)          --          --
                                                      -----------     --------     --------     --------     --------     -------
   Total distributions..............................        (.25)         (.63)        (.78)        (.67)        (.58)       (.58)
                                                      -----------     --------     --------     --------     --------     -------
Net asset value, end of period......................   $   10.38      $  11.18     $  11.05     $  10.90     $  10.94     $ 10.83
                                                      -----------     --------     --------     --------     --------     -------
                                                      -----------     --------     --------     --------     --------     -------
TOTAL RETURN(a):....................................       (4.04)%        6.88%        8.67%        5.74%        6.47%       6.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $ 241,926      $251,300     $224,409     $208,411     $139,548     $75,800
Average net assets (000)............................   $ 245,863      $240,652     $222,115     $187,371     $102,456     $39,471
Ratios to average net assets:
   Expenses, including distribution fees............         .88%(d)      0.75%        0.69%(b)     0.68%(b)     0.68%(b)  0.74(b)
   Expenses, excluding distribution fees............         .63%(d)      0.60%        0.59%(b)     0.58%(b)     0.58%(b)  0.64(b)
   Net investment income............................        4.69%(d)      4.61%        4.75%(b)     4.95%(b)     5.20%(b)  5.45(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate..........................           6%           15%          85%         110%          68%       64%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     38

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED SERIES
--------------------------------------------------------------------------------

                                                                                          Class B
                                                      ----------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                           Years Ended April 30,
                                                      October 31,     ------------------------------------------------------------
                                                         1999           1999         1998         1997         1996         1995
                                                      -----------     --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................   $   11.19      $  11.06     $  10.91     $  10.95     $  10.84     $  10.71
                                                      -----------     --------     --------     --------     --------     --------
Income from investment operations
Net investment income...............................         .24           .48          .49(b)       .50(b)       .54(b)    .54(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................        (.80)          .23          .40          .08          .11          .13
                                                      -----------     --------     --------     --------     --------     --------
   Total from investment operations.................        (.56)          .71          .89          .58          .65          .67
                                                      -----------     --------     --------     --------     --------     --------
Less distributions
Dividends from net investment income................        (.24)         (.48)        (.49)        (.50)        (.54)       (.54)
Distributions in excess of net investment income....          --          (.01)          --(c)      (.01)          --           --
Distributions from capital gains....................          --          (.09)        (.25)        (.11)          --           --
                                                      -----------     --------     --------     --------     --------     --------
   Total distributions..............................        (.24)         (.58)        (.74)        (.62)        (.54)       (.54)
                                                      -----------     --------     --------     --------     --------     --------
Net asset value, end of period......................   $   10.39      $  11.19     $  11.06     $  10.91     $  10.95     $  10.84
                                                      -----------     --------     --------     --------     --------     --------
                                                      -----------     --------     --------     --------     --------     --------
TOTAL RETURN(a):....................................       (4.30)%        6.50%        8.23%        5.32%        6.04%       6.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................   $ 127,925      $175,520     $236,370     $298,005     $443,391     $567,648
Average net assets (000)............................   $ 150,901      $208,775     $270,553     $365,891     $524,452     $660,237
Ratios to average net assets:
   Expenses, including distribution fees............      1.13%(d)      1.10%        1.09%(b)     1.08%(b)     1.08%(b)   1.14%(b)
   Expenses, excluding distribution fees............       .63%(d)      0.60%        0.59%(b)     0.58%(b)     0.58%(b)   0.64%(b)
   Net investment income............................      4.42%(d)      4.25%        4.35%(b)     4.54%(b)     4.80%(b)   4.99%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     39

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED SERIES
--------------------------------------------------------------------------------

                                                                                       Class C
                                                        ----------------------------------------------------------------------
                                                                                                                    August 1,
                                                        Six Months                                                   1994(c)
                                                           Ended                 Years Ended April 30,               Through
                                                        October 31,     ---------------------------------------     April 30,
                                                           1999          1999       1998       1997       1996         1995
                                                        -----------     ------     ------     ------     ------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $ 11.19       $11.06     $10.91     $10.95     $10.84       $10.79
                                                            -----       ------     ------     ------     ------        -----
Income from investment operations
Net investment income...............................          .22          .45        .46(b)     .48(b)     .51(b)       .39(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................         (.80)         .23        .40        .08        .11          .05
                                                            -----       ------     ------     ------     ------        -----
   Total from investment operations.................         (.58)         .68        .86        .56        .62          .44
                                                            -----       ------     ------     ------     ------        -----
Less distributions
Dividends from net investment income................         (.22)        (.45)      (.46)      (.48)      (.51)        (.39)
Distributions in excess of net investment income....           --         (.01)        --(e)    (.01)        --           --
Distributions from capital gains....................           --         (.09)      (.25)      (.11)        --           --
                                                            -----       ------     ------     ------     ------        -----
   Total distributions..............................         (.22)        (.55)      (.71)      (.60)      (.51)        (.39)
                                                            -----       ------     ------     ------     ------        -----
Net asset value, end of period......................      $ 10.39       $11.19     $11.06     $10.91     $10.95       $10.84
                                                            -----       ------     ------     ------     ------        -----
                                                            -----       ------     ------     ------     ------        -----
TOTAL RETURN(a):....................................        (4.54)%       6.24%      7.96%      5.06%      5.78%        4.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $ 3,076       $2,708     $1,509     $  888     $1,137       $  525
Average net assets (000)............................      $ 3,014       $1,856     $1,142     $  973     $  827       $  224
Ratios to average net assets:
   Expenses, including distribution fees............         1.38%(d)     1.35%      1.34%(b)   1.33%(b)   1.33%(b)     1.39%(b)(d)
   Expenses, excluding distribution fees............          .63%(d)     0.60%      0.59%(b)   0.58%(b)   0.58%(b)     0.64%(b)(d)
   Net investment income............................         4.20%(d)     4.03%      4.11%(b)   4.29%(b)   4.56%(b)     4.92%(b)(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class C shares.
(d) Annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     40

                                                 PRUDENTIAL MUNICIPAL BOND FUND
Financial Highlights (Unaudited)                 INSURED SERIES
--------------------------------------------------------------------------------

                                                                              Class Z
                                                        ---------------------------------------------------
                                                                                              September 16,
                                                        Six Months      Years Ended April        1996(c)
                                                           Ended               30,               Through
                                                        October 31,     -----------------       April 30,
                                                           1999          1999       1998          1997
                                                        -----------     ------     ------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $ 11.18       $11.05     $10.91        $ 11.05
                                                            -----       ------     ------          -----
Income from investment operations
Net investment income...............................          .26          .54        .54(b)         .36(b)
Net realized and unrealized gain (loss) on
   investment transactions..........................         (.80)         .23        .39           (.02)
                                                            -----       ------     ------          -----
   Total from investment operations.................         (.54)         .77        .93            .34
                                                            -----       ------     ------          -----
Less distributions
Dividends from net investment income................         (.26)        (.54)      (.54)          (.36)
Distributions in excess of net investment income....           --         (.01)        --(e)        (.01)
Distributions from capital gains....................           --         (.09)      (.25)          (.11)
                                                            -----       ------     ------          -----
   Total distributions..............................         (.26)        (.64)      (.79)          (.48)
                                                            -----       ------     ------          -----
Net asset value, end of period......................      $ 10.38       $11.18     $11.05        $ 10.91
                                                            -----       ------     ------          -----
                                                            -----       ------     ------          -----
TOTAL RETURN(a):....................................        (3.83)%       7.04%      8.68%          2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $   779       $4,312     $  418        $    15
Average net assets (000)............................      $ 2,665       $3,523     $  173        $    10
Ratios to average net assets:
   Expenses, including distribution fees............          .63%(d)     0.60%      0.60%(b)       0.58%(b)(d)
   Expenses, excluding distribution fees............          .63%(d)     0.60%      0.60%(b)       0.58%(b)(d)
   Net investment income............................         4.84%(d)     4.77%      4.92%(b)       4.18%(b)(d)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     41

Getting the Most from Your Prudential Mutual Fund
Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So, when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager, who invests your money for you, reports on successful-- and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it--through dividends and distributions--and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Getting the Most from Your Prudential Mutual Fund
How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne D. Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
Thomas H. O'Brien
David R. Odenath, Jr.
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff Friedman Swidler Berlin, LLP
405 Lexington Avenue
New York, NY 10174

Prudential Investments is a unit of The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102.

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1999, were not audited and, accordingly, no opinion is expressed on them.x#xThis report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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Class  NASDAQ   Cusip    NASDAQ    Cusip
A      PRHAX  74435L103  PMIAX   74435L301
B      PMHYX  74435L202  PMINX   74435L400
C       --    74435L707   --     74435L806
Z       --    74435L871   --     74435L863   MF133E2